UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23615

Perpetual Americas Funds Trust

(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

Andrew Jolin

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 933-0716

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

MARCH 31, 2024

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the series of the Perpetual Americas Funds Trust (the “Funds”) will issue their first streamlined reports beginning with the September 30, 2024 annual report. The new rule requires that each class of a mutual fund issue a separate streamlined shareholder report. For example, if you are a shareholder of two (2) share classes of four (4) separate Funds in the Perpetual Americas Funds Trust, you will receive eight (8) separate streamlined shareholder reports, one for each share class of each Fund, upon implementation of the new rule. In addition, the new rule requires that a hard copy of a Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to `opt-in’ for electronic delivery of the Funds’ annual and semi-annual shareholder reports, please contact your financial advisor (or for direct shareholders, please contact the Funds at 866-260-9549 (toll free) or 312-557-5913) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

PERPETUAL AMERICAS FUNDS TRUST

TABLE OF CONTENTS

March 31, 2024

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.7%
Austria	0.4%
ANDRITZ A.G.		4,439	$276,805

Belgium	0.5%
Cenergy Holdings S.A.		37,254	287,369

Brazil	6.4%
Arcos Dorados Holdings, Inc. - Class A		38,568	428,876
C&A MODAS S.A.(a)		324,700	688,840
Dexco S.A.		299,300	458,313
Embraer S.A. - ADR(a)		28,956	771,388
Hapvida Participacoes e Investimentos S.A.(a)(b)		247,000	182,219
LWSA S.A.(b)		174,800	203,540
Pagseguro Digital Ltd. - Class A(a)		15,499	221,326
Santos Brasil Participacoes S.A.		298,300	792,231
Ultrapar Participacoes S.A. - ADR		41,981	240,131

			3,986,864

Canada	2.5%
Capstone Copper Corp.(a)		130,925	833,172
Pan American Silver Corp.		47,059	709,650

			1,542,822

Chile	1.0%
Enel Chile S.A.		10,033,362	603,167

China	7.0%
Airtac International Group		18,300	640,430
EEKA Fashion Holdings Ltd.		143,500	244,945
First Tractor Co. Ltd. - Class H		562,000	438,002
Jiumaojiu International Holdings Ltd.(b)		353,000	254,369
SooChow Securities Co. Ltd. - Class A		370,399	349,370
TAL Education Group - ADR(a)		62,954	714,528
Tongcheng Travel Holdings Ltd.(a)		284,000	749,288
Yihai International Holding Ltd.(a)		160,000	302,955
ZJLD Group, Inc.(a)(b)		489,400	681,555

			4,375,442

Cyprus	0.7%
Theon International PLC(a)		32,206	437,932

Greece	1.5%
Athens International Airport S.A.(a)		28,197	258,573
JUMBO S.A.		9,794	282,119
OPAP S.A.		22,301	401,311

			942,003

Hong Kong	1.1%
Sinotruk Hong Kong Ltd.		291,000	714,589

Hungary	0.3%
Richter Gedeon Nyrt		7,062	179,153

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
India	22.3%
Ashoka Buildcon Ltd.(a)		198,743	$373,168
Aster DM Healthcare Ltd.(a)(b)		80,108	393,132
Brigade Enterprises Ltd.		65,475	734,256
Computer Age Management Services Ltd.		14,266	498,722
Craftsman Automation Ltd.		2,713	140,359
CreditAccess Grameen Ltd.(a)		30,748	531,401
EPL Ltd.		178,784	384,353
Exide Industries Ltd.		195,357	713,360
Genus Power Infrastructures Ltd.		195,131	538,817
IRB Infrastructure Developers Ltd.		510,314	358,249
Jyothy Labs Ltd.		83,918	442,669
KPIT Technologies Ltd.		42,828	763,281
Lemon Tree Hotels Ltd.(a)(b)		226,298	354,224
Mrs Bectors Food Specialities Ltd.		34,420	460,034
Narayana Hrudayalaya Ltd.		50,836	782,510
PB Fintech Ltd.(a)		39,337	530,255
Phoenix Mills (The) Ltd.		37,365	1,246,717
PNC Infratech Ltd.		163,812	857,041
Shriram Finance Ltd.		20,957	592,960
Sobha Ltd.		27,093	470,621
Thermax Ltd.		20,737	1,042,376
VA Tech Wabag Ltd.(a)		65,517	599,730
Varun Beverages Ltd.		69,903	1,172,223

			13,980,458

Indonesia	6.0%
Ace Hardware Indonesia Tbk PT		10,652,900	591,268
Bank Syariah Indonesia Tbk PT		3,392,000	579,774
Bank Tabungan Negara Persero Tbk PT		2,595,600	254,567
Indosat Tbk PT		1,548,700	1,091,562
Jasa Marga Persero Tbk PT		1,934,800	677,272
Map Aktif Adiperkasa PT		8,284,200	546,010

			3,740,453

Jersey	0.2%
Arcadium Lithium PLC(a)		26,704	115,094

Macau	0.9%
MGM China Holdings Ltd.(a)		337,600	564,184

Malaysia	2.9%
Dayang Enterprise Holdings Bhd.		1,253,500	650,782
Econpile Holdings Bhd.(a)		2,593,000	268,759
Gamuda Bhd.		518,700	577,647
Mah Sing Group Bhd.		1,150,600	301,735

			1,798,923

Mexico	2.5%
BBB Foods, Inc. - Class A(a)		16,479	391,871

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		22,825	$169,361
Corp. Inmobiliaria Vesta S.A.B. de C.V.		103,200	404,087
Grupo Traxion S.A.B de C.V.(a)(b)		335,955	626,077

			1,591,396

Netherlands	0.3%
AMG Critical Materials N.V.		8,971	203,633

Philippines	2.0%
Century Pacific Food, Inc.		899,800	640,300
GT Capital Holdings, Inc.		50,560	633,217

			1,273,517

Russia	0.0%
Ozon Holdings PLC - ADR(a)**		7,516	—

Saudi Arabia	2.4%
AlKhorayef Water & Power Technologies Co.(a)		1,583	92,013
Saudi Ground Services Co.(a)		28,498	393,600
Savola Group (The)		38,394	576,345
United Electronics Co.		17,198	435,624

			1,497,582

Singapore	1.2%
Yangzijiang Shipbuilding Holdings Ltd.		521,300	737,406

Slovenia	0.4%
Nova Ljubljanska Banka dd - REG - GDR		9,576	224,184

South Africa	0.8%
Aspen Pharmacare Holdings Ltd.		43,300	501,539

South Korea	6.5%
Classys, Inc.		21,573	565,665
Eo Technics Co. Ltd.		4,563	706,693
Eugene Technology Co. Ltd.		15,000	490,251
HPSP Co. Ltd.		7,862	310,100
ISC Co. Ltd.		3,633	264,464
NH Investment & Securities Co. Ltd.		69,950	607,922
Park Systems Corp.		3,070	382,425
Tongyang Life Insurance Co. Ltd.		47,735	205,655
WONIK IPS Co. Ltd.(a)		17,506	539,646

			4,072,821

Switzerland	1.2%
Avolta A.G.(a)		17,924	745,898

Taiwan	18.4%
Alchip Technologies Ltd.		5,243	547,178
Arcadyan Technology Corp.		147,000	879,607
Asia Vital Components Co. Ltd.		56,000	955,396
ASPEED Technology, Inc.		4,820	501,526
E Ink Holdings, Inc.		55,000	393,551
Elan Microelectronics Corp.		136,000	667,177
Elite Material Co. Ltd.		46,000	579,968

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Ennoconn Corp.		69,000	$808,505
Faraday Technology Corp.		26,000	279,469
Fositek Corp.		15,000	371,678
Global Unichip Corp.		8,600	334,557
Gold Circuit Electronics Ltd.		83,000	636,696
Hu Lane Associate, Inc.		83,000	434,406
King Yuan Electronics Co. Ltd.		251,000	827,425
Kinik Co.		64,000	522,943
M31 Technology Corp.		15,000	660,865
Makalot Industrial Co. Ltd.		26,000	301,811
Sercomm Corp.		124,000	525,005
Visual Photonics Epitaxy Co. Ltd.		145,000	767,963
Voltronic Power Technology Corp.		9,550	489,384

			11,485,110

Thailand	0.7%
Ichitan Group PCL - NVDR		968,800	446,066

Turkey	2.5%
Haci Omer Sabanci Holding A.S.		231,790	591,475
MLP Saglik Hizmetleri A.S.(a)(b)		109,627	652,394
TAB Gida Sanayi Ve Ticaret A.S.(a)		73,566	309,915

			1,553,784

United Arab Emirates	1.6%
Burjeel Holdings PLC		929,138	746,397
Emaar Development PJSC		120,620	273,939

			1,020,336

United Kingdom	0.9%
Anglogold Ashanti PLC		10,525	234,890
Hikma Pharmaceuticals PLC		14,963	362,319

			597,209

United States	0.6%
Laureate Education, Inc.		24,165	352,084

TOTAL COMMON STOCKS (Cost $49,681,542)			59,847,823

EQUITY-LINKED SECURITIES	1.8%
Singapore	1.8%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		320,940	577,982
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/24(a)		10,967	310,302
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		24,482	224,103

			1,112,387

TOTAL EQUITY-LINKED SECURITIES (Cost $847,874)			1,112,387

PREFERRED STOCKS	1.5%
Brazil	1.1%
Marcopolo S.A.(a)		469,780	706,253

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value
Colombia	0.4%
Bancolombia S.A. - ADR, 10.67%(c)			6,620	$226,536

TOTAL PREFERRED STOCKS (Cost $630,754)				932,789

SHORT-TERM INVESTMENTS	1.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(d)			1,040,611	1,040,611

TOTAL SHORT-TERM INVESTMENTS (Cost $1,040,611)				1,040,611

TOTAL INVESTMENTS (Cost $52,200,781)	100.6%			62,933,610
NET OTHER ASSETS (LIABILITIES)	(0.6%	)		(388,268)

NET ASSETS	100.0%			$62,545,342

(a) Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities had a total value of $3,347,510 or 5% of net assets.

(c) Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

(d) 7-day current yield as of March 31, 2024 is disclosed.

**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REG – Registered

At March 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:

Sector Allocation	% of Net Assets
Communication Services	1.7%
Consumer Discretionary	14.7
Consumer Staples	8.1
Energy	1.5
Financials	9.3
Health Care	6.9
Industrials	21.8
Information Technology	22.3
Materials	4.6
Real Estate	5.5
Utilities	2.6
Total	99.0%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the JOHCM Emerging Markets Discovery Fund’s investments were concentrated as follows:

Market Exposure

Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	11.1%
Technology Hardware	7.9
Engineering & Construction	5.1
Transportation & Logistics	4.7
Retail - Discretionary	4.3
Health Care Facilities & Services	4.3
Automotive	4.2
Banking	4.0
Leisure Facilities & Services	3.7
Beverages	3.7
Real Estate Owners & Developers	3.5
Electrical Equipment	3.4
Specialty Finance	3.0
Metals & Mining	2.8
Transportation Equipment	2.3
Food	2.2
Machinery	2.1
Real Estate Services	2.0
Aerospace & Defense	1.9
Biotechnology & Pharmaceuticals	1.7
Consumer Services	1.7
Telecommunications	1.7
Institutional Financial Services	1.6
Renewable Energy	1.5
Retail - Consumer Staples	1.5
Internet Media & Services	1.5
Oil, Gas Services & Equipment	1.1
E-Commerce Discretionary	1.1
Electric Utilities	1.0
Apparel & Textile Products	0.9
Industrial Intermediate Products	0.9
Medical Equipment & Devices	0.9
Construction Materials	0.8
Software	0.8
Household Products	0.7
Forestry, Paper & Wood Products	0.7
Containers & Packaging	0.6
Chemicals	0.5
Asset Management	0.5
Oil & Gas Producers	0.4
Technology Services	0.4
Insurance	0.3
Total	99.0%

5 Largest Equity Positions

Issuer	% of Net Assets
Phoenix Mills (The) Ltd.	2.0%
Varun Beverages Ltd.	1.9%
Indosat Tbk PT	1.8%
Thermax Ltd.	1.7%
Asia Vital Components Co. Ltd.	1.5%
Total	8.9%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.4%
Brazil	7.2%
Ambev S.A. - ADR(a)		7,395,050	$18,339,724
Arcos Dorados Holdings, Inc. - Class A		564,373	6,275,828
B3 S.A. - Brasil Bolsa Balcao		4,101,776	9,805,857
Petroleo Brasileiro S.A. - ADR		1,348,935	20,517,301
Suzano S.A. - ADR(a)		251,273	3,211,269
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.		5,558,018	9,253,389

			67,403,368

Canada	2.5%
Barrick Gold Corp.		1,386,582	23,072,724

China	23.4%
China Oilfield Services Ltd. - Class H		11,290,384	12,982,593
China Resources Land Ltd.		4,916,000	15,545,235
ENN Energy Holdings Ltd.		2,965,676	22,848,160
Imeik Technology Development Co. Ltd. - Class A		218,300	10,383,400
Meituan - Class B(a)(b)		1,880,653	23,259,172
Proya Cosmetics Co. Ltd. - Class A		1,198,883	15,844,676
Tencent Holdings Ltd.		1,473,350	57,187,869
Tongcheng Travel Holdings Ltd.(a)		2,409,653	6,357,477
Trip.com Group Ltd.(a)		620,680	27,374,661
Tsingtao Brewery Co. Ltd. - Class H		3,238,389	22,259,813
Xinyi Solar Holdings Ltd.		4,669,325	3,615,238

			217,658,294

Hong Kong	1.5%
Hong Kong Exchanges & Clearing Ltd.		493,063	14,350,477

India	15.2%
HDFC Bank Ltd. - ADR		417,506	23,367,811
ICICI Bank Ltd. - ADR		545,457	14,405,519
Larsen & Toubro Ltd.		1,000,917	45,170,726
Mahindra & Mahindra Ltd.		1,133,435	26,111,032
Reliance Industries Ltd.		252,254	8,988,019
State Bank of India		1,415,799	12,771,516
UltraTech Cement Ltd.		89,729	10,488,672

			141,303,295

Indonesia	8.4%
Astra International Tbk PT		16,770,980	5,447,527
Bank Mandiri Persero Tbk PT		67,833,803	31,018,295
Bank Rakyat Indonesia Persero Tbk PT		72,531,954	27,676,968
Mitra Adiperkasa Tbk PT		121,568,409	13,954,873

			78,097,663

Jersey	0.2%
Centamin PLC		1,095,483	1,561,028

Mexico	10.3%
Becle S.A.B. de C.V.		2,800,008	6,612,294

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Bolsa Mexicana de Valores S.A.B. de C.V.		2,467,679	$5,507,037
Cemex S.A.B. de C.V. - ADR(a)		3,521,046	31,724,625
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,959,049	31,429,238
Megacable Holdings S.A.B. de C.V. - CPO		714,469	1,992,571
Wal-Mart de Mexico S.A.B. de C.V.		4,632,846	18,651,318

			95,917,083

Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—

			—

South Africa	2.9%
FirstRand Ltd.		8,193,081	26,703,215

South Korea	6.3%
Samsung Electronics Co. Ltd.		433,494	26,532,892
Samsung Electronics Co. Ltd. - REG - GDR		6,376	9,481,112
SK Hynix, Inc.		86,690	11,784,044
SK Square Co. Ltd.(a)		183,141	10,746,993

			58,545,041

Taiwan	11.2%
President Chain Store Corp.		352,927	2,938,899
Taiwan Semiconductor Manufacturing Co. Ltd.		2,683,816	65,327,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		114,114	15,525,210
Yuanta Financial Holding Co. Ltd.		21,043,360	19,989,006

			103,780,115

United Arab Emirates	4.3%
Aldar Properties PJSC		7,832,359	11,901,304
Emaar Properties PJSC		11,118,204	24,735,714
Fertiglobe PLC		4,173,904	3,227,963

			39,864,981

TOTAL COMMON STOCKS (Cost $803,920,270)			868,257,284

PREFERRED STOCKS	4.4%
Brazil	4.4%
Azul S.A. - ADR(a)		968,564	7,525,742
Itau Unibanco Holding S.A. - ADR, 3.25%(c)		4,810,378	33,335,920

			40,861,662

TOTAL PREFERRED STOCKS (Cost $38,040,704)			40,861,662

SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(d)		20,579,318	20,579,318

TOTAL SHORT-TERM INVESTMENTS (Cost $20,579,318)			20,579,318

TOTAL INVESTMENTS (Cost $862,540,292)	100.0%		929,698,264
NET OTHER ASSETS (LIABILITIES)	0.0%		318,329

NET ASSETS	100.0%		$930,016,593

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

(a) Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities had a total value of $23,259,172 or 3% of net assets.

(c) Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

(d) 7-day current yield as of March 31, 2024 is disclosed.

**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	6.3%
Consumer Discretionary	11.1
Consumer Staples	9.1
Energy	4.6
Financials	26.9
Health Care	1.1
Industrials	8.5
Information Technology	14.2
Materials	7.8
Real Estate	5.7
Utilities	2.5
Total	97.8%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the JOHCM Emerging Markets Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Banking	21.6%
Internet Media & Services	12.2
Semiconductors	10.0
Real Estate Owners & Developers	5.7
Institutional Financial Services	5.3
Beverages	5.1
Engineering & Construction	4.9
Construction Materials	4.5
Technology Hardware	3.8
Oil & Gas Producers	3.2
Automotive	2.8
Metals & Mining	2.7
Gas & Water Utilities	2.5
Retail - Consumer Staples	2.3
Retail - Discretionary	2.1
Household Products	1.7
Oil, Gas Services & Equipment	1.4
Asset Management	1.2
Biotechnology & Pharmaceuticals	1.1
Industrial Support Services	1.0
Transportation & Logistics	0.8
Leisure Facilities & Services	0.7
Renewable Energy	0.4
Forestry, Paper & Wood Products	0.3
Chemicals	0.3
Telecommunications	0.2
Total	97.8%

5 Largest Equity Positions

Issuer	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Tencent Holdings Ltd.	6.2%
Larsen & Toubro Ltd.	4.9%
Itau Unibanco Holding S.A. - ADR	3.6%
Cemex S.A.B. de C.V. - ADR	3.4%
Total	25.1%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Australia	2.1%
Fortescue Ltd.		76,510	$1,281,344

Brazil	5.0%
B3 S.A. - Brasil Bolsa Balcao		596,899	1,426,969
NU Holdings Ltd. - Class A(a)		138,885	1,656,898

			3,083,867

Denmark	5.1%
Novo Nordisk A/S - Class B		11,836	1,518,244
Zealand Pharma A/S(a)		16,007	1,585,493

			3,103,737

Indonesia	2.3%
Bank Mandiri Persero Tbk PT		3,098,981	1,417,068

Ireland	7.7%
Accenture PLC - Class A		4,199	1,455,415
CRH PLC		20,300	1,751,078
Linde PLC		3,290	1,527,613

			4,734,106

Japan	9.7%
Daifuku Co. Ltd.		63,679	1,507,633
NEC Corp.		20,145	1,462,502
Recruit Holdings Co. Ltd.		34,212	1,515,787
Sony Group Corp.		17,557	1,505,996

			5,991,918

South Korea	2.9%
SK Hynix, Inc.		13,028	1,770,937

Taiwan	2.0%
AP Memory Technology Corp.		96,292	1,208,032

United Kingdom	2.6%
Compass Group PLC		55,334	1,622,379

United States	59.2%
Alphabet, Inc. - Class A(a)		11,530	1,740,223
Amazon.com, Inc.(a)		9,363	1,688,898
Ares Management Corp. - Class A		11,151	1,482,860
Broadcom, Inc.		1,248	1,654,112
Cadence Design Systems, Inc.(a)		4,827	1,502,549
Cboe Global Markets, Inc.		7,184	1,319,916
Chart Industries, Inc.(a)		7,948	1,309,195
Dynatrace, Inc.(a)		32,007	1,486,405
Elevance Health, Inc.		3,000	1,555,620
Eli Lilly & Co.		2,068	1,608,821
Globant S.A.(a)		6,015	1,214,428
Intercontinental Exchange, Inc.		11,602	1,594,463
Intuit, Inc.		2,375	1,543,750
MercadoLibre, Inc.(a)		919	1,389,491

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Microsoft Corp.		5,003	$2,104,862
PTC, Inc.(a)		8,303	1,568,769
Regeneron Pharmaceuticals, Inc.(a)		1,416	1,362,886
Roper Technologies, Inc.		2,646	1,483,983
S&P Global, Inc.		3,342	1,421,854
Synopsys, Inc.(a)		2,709	1,548,193
Tenaris S.A. - ADR		41,556	1,631,904
TPG, Inc.		32,293	1,443,497
Vertex Pharmaceuticals, Inc.(a)		3,445	1,440,044
Viking Therapeutics, Inc.(a)		16,257	1,333,074

			36,429,797

TOTAL COMMON STOCKS (Cost $43,388,129)			60,643,185

SHORT-TERM INVESTMENTS	1.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		769,346	769,346

TOTAL SHORT-TERM INVESTMENTS (Cost $769,346)			769,346

TOTAL INVESTMENTS (Cost $44,157,475)	99.9%		61,412,531
NET OTHER ASSETS (LIABILITIES)	0.1%		84,527

NET ASSETS	100.0%		$61,497,058

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.8%
Consumer Discretionary	10.0
Energy	2.7
Financials	19.2
Health Care	16.9
Industrials	7.0
Information Technology	32.6
Materials	7.4
Total	98.6%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the JOHCM Global Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Software	18.2%
Biotechnology & Pharmaceuticals	14.4
Technology Services	9.1
Semiconductors	7.6
Institutional Financial Services	7.1
Commercial Support Services	5.1
E-Commerce Discretionary	5.0
Banking	5.0
Asset Management	4.8
Internet Media & Services	2.8
Construction Materials	2.8
Steel	2.7
Health Care Facilities & Services	2.5
Chemicals	2.5
Technology Hardware	2.4
Machinery	2.4
Industrial Intermediate Products	2.1
Metals & Mining	2.1
Total	98.6%

5 Largest Equity Positions

Issuer	% of Net Assets
Microsoft Corp.	3.4%
SK Hynix, Inc.	2.9%
CRH PLC	2.9%
Alphabet, Inc. - Class A	2.8%
Amazon.com, Inc.	2.8%
Total	14.8%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Brazil	1.6%
Ambev S.A. - ADR(a)		195,492	$484,820

Canada	7.3%
Alimentation Couche-Tard, Inc.		10,291	587,352
Cameco Corp.		13,468	583,045
Intact Financial Corp.		6,569	1,067,102

			2,237,499

Finland	2.7%
Kone OYJ - Class B		8,696	404,726
Wartsila OYJ Abp		28,247	429,382

			834,108

France	16.1%
Pernod Ricard S.A.		2,976	481,438
Publicis Groupe S.A.		8,348	910,080
Sanofi S.A.		10,239	1,004,776
Schneider Electric S.E.		2,358	533,335
Thales S.A.		6,749	1,150,787
TotalEnergies S.E.		11,951	818,340

			4,898,756

Germany	11.5%
Continental A.G.		5,837	421,286
Deutsche Boerse A.G.		5,947	1,216,779
Infineon Technologies A.G.		22,305	758,369
Merck KGaA		6,209	1,095,888

			3,492,322

Ireland	3.4%
CRH PLC		11,932	1,028,295

Japan	21.0%
Daifuku Co. Ltd.		38,049	900,830
Ebara Corp.		9,293	846,548
FUJIFILM Holdings Corp.		42,717	950,960
Komatsu Ltd.		34,066	995,335
Nitori Holdings Co. Ltd.		5,669	883,792
Pan Pacific International Holdings Corp.		21,985	587,167
SoftBank Corp.		51,349	661,791
Tokio Marine Holdings, Inc.		18,635	578,943

			6,405,366

Netherlands	1.9%
Heineken Holding N.V.		7,180	579,412

Singapore	2.2%
DBS Group Holdings Ltd.		25,065	668,833

Spain	1.7%
Bankinter S.A.		69,738	510,256

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value
Sweden	4.4%
Sandvik AB			30,772	$683,343
Svenska Handelsbanken AB - Class A			66,468	672,194

				1,355,537

Switzerland	4.6%
Cie Financiere Richemont S.A. - Class A - REG			3,524	537,284
Roche Holding A.G.			3,346	852,222

				1,389,506

United Kingdom	15.7%
B&M European Value Retail S.A.			110,097	758,438
Beazley PLC			76,036	638,673
Compass Group PLC			40,820	1,196,832
Diageo PLC			14,847	548,213
Rio Tinto PLC			6,802	430,717
Shell PLC			36,376	1,205,189

				4,778,062

United States	2.7%
Philip Morris International, Inc.			9,096	833,376

TOTAL COMMON STOCKS (Cost $27,990,872)				29,496,148

SHORT-TERM INVESTMENTS	4.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)			1,388,649	1,388,649

TOTAL SHORT-TERM INVESTMENTS (Cost $1,388,649)				1,388,649

TOTAL INVESTMENTS (Cost $29,379,521)	101.4%			30,884,797
NET OTHER ASSETS (LIABILITIES)	(1.4%	)		(432,151)

NET ASSETS	100.0%			$30,452,646

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	5.2%
Consumer Discretionary	14.4
Consumer Staples	11.5
Energy	8.6
Financials	17.6
Health Care	9.7
Industrials	19.4
Information Technology	5.6
Materials	4.8
Total	96.8%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the JOHCM International Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Machinery	12.6%
Biotechnology & Pharmaceuticals	9.7
Insurance	7.5
Beverages	6.9
Oil & Gas Producers	6.6
Retail - Consumer Staples	6.3
Banking	6.1
Institutional Financial Services	4.0
Commercial Support Services	3.9
Aerospace & Defense	3.8
Construction Materials	3.4
Metals & Mining	3.3
Medical Equipment & Devices	3.1
Electrical Equipment	3.1
Advertising & Marketing	3.0
Retail - Discretionary	2.9
Tobacco & Cannabis	2.7
Semiconductors	2.5
Telecommunications	2.2
Apparel & Textile Products	1.8
Automotive	1.4
Total	96.8%

5 Largest Equity Positions

Issuer	% of Net Assets
Deutsche Boerse A.G.	4.0%
Shell PLC	4.0%
Compass Group PLC	4.0%
Thales S.A.	3.8%
Merck KGaA	3.6%
Total	19.4%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Australia	1.9%
Fortescue Ltd.		6,042,655	$101,198,791

Brazil	1.9%
B3 S.A. - Brasil Bolsa Balcao		42,234,201	100,966,637

Denmark	5.5%
Novo Nordisk A/S - Class B		1,091,012	139,947,830
Zealand Pharma A/S(a)		1,554,766	153,999,515

			293,947,345

France	9.4%
Air Liquide S.A.		600,371	124,904,447
Danone S.A.		1,808,546	116,854,367
Publicis Groupe S.A.		1,148,932	125,254,033
Schneider Electric S.E.		589,146	133,253,576

			500,266,423

Germany	4.3%
Carl Zeiss Meditec A.G. - Bearer		864,685	108,025,817
Deutsche Boerse A.G.		577,672	118,193,947

			226,219,764

Indonesia	2.3%
Bank Rakyat Indonesia Persero Tbk PT		311,555,783	118,884,421

Ireland	7.3%
Accenture PLC - Class A		338,924	117,474,448
CRH PLC		1,660,074	143,064,526
Linde PLC		277,912	129,040,100

			389,579,074

Japan	29.4%
Advantest Corp.		2,687,342	121,052,881
Chugai Pharmaceutical Co. Ltd.		2,887,186	110,124,270
Daifuku Co. Ltd.		5,654,361	133,869,929
Disco Corp.		401,762	151,782,063
Hitachi Ltd.		1,524,135	139,999,321
Japan Exchange Group, Inc.		5,331,543	144,752,555
Komatsu Ltd.		4,332,236	126,578,675
NEC Corp.		1,919,291	139,338,143
ORIX Corp.		6,012,645	131,032,606
Recruit Holdings Co. Ltd.		2,837,523	125,718,501
Sony Group Corp.		1,173,559	100,664,973
Tokyo Electron Ltd.		520,624	136,088,596

			1,561,002,513

Jersey	2.7%
Ferguson PLC		646,612	141,393,031

Netherlands	1.9%
BE Semiconductor Industries N.V.		657,884	100,714,684

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	2.9%
SK Hynix, Inc.		1,133,108	$154,026,937

Sweden	2.7%
EQT AB		4,464,789	141,234,824

Switzerland	6.6%
Alcon, Inc.		1,447,581	119,966,961
Partners Group Holding A.G.		87,276	124,645,438
Sandoz Group A.G.(a)		3,516,087	106,084,967

			350,697,366

United Kingdom	11.1%
Ashtead Group PLC		1,683,907	119,869,366
B&M European Value Retail S.A.		15,870,340	109,327,839
Compass Group PLC		4,176,210	122,445,419
GSK PLC		5,735,347	123,683,311
London Stock Exchange Group PLC		961,087	115,117,120

			590,443,055

United States	6.2%
Globant S.A.(a)		515,032	103,984,961
MercadoLibre, Inc.(a)		67,523	102,092,075
Tenaris S.A.		6,336,077	125,195,420

			331,272,456

TOTAL COMMON STOCKS (Cost $3,842,817,199)			5,101,847,321

PREFERRED STOCKS	2.3%
Brazil	2.3%
Itau Unibanco Holding S.A. - ADR, 3.25%(b)		17,639,674	122,242,941

TOTAL PREFERRED STOCKS (Cost $86,557,017)			122,242,941

SHORT-TERM INVESTMENTS	1.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		54,532,287	54,532,287

TOTAL SHORT-TERM INVESTMENTS (Cost $54,532,287)			54,532,287

TOTAL INVESTMENTS (Cost $3,983,906,503)	99.4%		5,278,622,549
NET OTHER ASSETS (LIABILITIES)	0.6%		32,255,008

NET ASSETS	100.0%		$5,310,877,557

(a)Non-income producing security.

(b)Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

(c)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.4%
Consumer Discretionary	8.2
Consumer Staples	2.2
Energy	2.3
Financials	21.1
Health Care	16.3
Industrials	17.3
Information Technology	19.3
Materials	9.3
Total	98.4%

At March 31, 2024 the JOHCM International Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Semiconductors	12.5%
Biotechnology & Pharmaceuticals	11.9
Institutional Financial Services	9.0
Technology Services	6.8
Asset Management	5.0
Machinery	4.9
Industrial Support Services	4.9
Chemicals	4.7
Commercial Support Services	4.7
Banking	4.6
Medical Equipment & Devices	4.4
Construction Materials	2.7
Diversified Industrials	2.6
Electrical Equipment	2.5
Specialty Finance	2.5
Advertising & Marketing	2.4
Steel	2.3
Food	2.2
Retail - Consumer Staples	2.1
Technology Hardware	1.9
Metals & Mining	1.9
E-Commerce Discretionary	1.9
Total	98.4%

5 Largest Equity Positions

Issuer	% of Net Assets
SK Hynix, Inc.	2.9%
Zealand Pharma A/S	2.9
Disco Corp.	2.9
Japan Exchange Group, Inc.	2.7
CRH PLC	2.7
Total	14.1%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.2%
Guernsey	1.2%
Syncona Ltd.(a)		30,383	$47,168

TOTAL CLOSED-END FUNDS (Cost $72,027)			47,168

COMMON STOCKS	95.3%
Austria	0.7%
Lenzing A.G.(a)		739	25,552

Belgium	0.7%
Umicore S.A.		1,317	28,410

Brazil	7.4%
Afya Ltd. - Class A(a)		6,731	125,062
YDUQS Participacoes S.A.		43,711	157,835

			282,897

Canada	2.9%
ATS Corp.(a)		3,234	108,823

Denmark	6.2%
Novo Nordisk A/S - Class B		913	117,114
Orsted A/S(a)(b)		2,127	118,854

			235,968

France	5.0%
Hoffmann Green Cement Technologies S.A.S.(a)		803	9,789
Sartorius Stedim Biotech		535	152,550
Valeo S.E.		2,335	29,197

			191,536

Germany	7.1%
AIXTRON S.E.		4,561	120,556
Carl Zeiss Meditec A.G. - Bearer		909	113,562
Duerr A.G.		1,605	37,090

			271,208

Indonesia	4.4%
Bank Rakyat Indonesia Persero Tbk PT		441,511	168,473

Italy	4.4%
Stevanato Group S.p.A.		5,234	168,011

Japan	4.4%
Horiba Ltd.		1,591	168,475

Netherlands	5.3%
Alfen N.V.(a)(b)		1,208	65,162
QIAGEN N.V.(a)		3,207	137,132

			202,294

Norway	2.0%
TOMRA Systems ASA		4,863	76,120

Spain	1.5%
Befesa S.A.(b)		1,646	56,612

Sweden	4.7%
Munters Group AB(b)		9,907	177,797

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	8.0%
Kardex Holding A.G. - REG		395	$110,811
Lonza Group A.G. - REG		323	193,474

			304,285

United Kingdom	3.9%
Autolus Therapeutics PLC - ADR(a)		23,110	147,442
Ilika PLC(a)		4,458	1,547

			148,989

United States	26.7%
Agilent Technologies, Inc.		1,015	147,693
ANSYS, Inc.(a)		470	163,165
Ecolab, Inc.		791	182,642
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		5,828	165,515
PTC, Inc.(a)		942	177,982
Xylem, Inc.		1,397	180,548

			1,017,545

TOTAL COMMON STOCKS (Cost $2,726,553)			3,632,995

SHORT-TERM INVESTMENTS	3.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		112,420	112,420

TOTAL SHORT-TERM INVESTMENTS (Cost $112,420)			112,420

TOTAL INVESTMENTS (Cost $2,911,000)	99.5%		3,792,583
NET OTHER ASSETS (LIABILITIES)	0.5%		20,076

NET ASSETS	100.0%		$3,812,659

(a)Non-income producing security.

(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities had a total value of $418,426 or 11% of net assets.

(c)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2024 the industry sectors (excluding short-term investments) for the Regnan Global Equity Impact Solutions were:

Sector Allocation	% of Net Assets
Consumer Discretionary	8.2%
Financials	9.9
Health Care	31.0
Industrials	21.4
Information Technology	16.5
Materials	6.4
Utilities	3.1
Total	96.5%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the Regnan Global Equity Impact Solutions’ investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Medical Equipment & Devices	18.9%
Machinery	13.5
Software	9.0
Consumer Services	7.4
Biotechnology & Pharmaceuticals	7.0
Chemicals	6.2
Health Care Facilities & Services	5.1
Industrial Support Services	4.7
Banking	4.4
Electrical Equipment	4.4
Asset Management	4.3
Semiconductors	3.1
Electric Utilities	3.1
Engineering & Construction	1.7
Commercial Support Services	1.5
Closed-End Funds	1.2
Automotive	0.8
Construction Materials	0.2
Technology Hardware	0.0 (a)
Total	96.5%
(a) Amount rounds to less than 0.05%.

5 Largest Equity Positions

Issuer	% of Net Assets
Lonza Group A.G. - REG	5.1%
Ecolab, Inc.	4.8%
Xylem, Inc.	4.7%
PTC, Inc.	4.7%
Munters Group AB	4.7%
Total	24.0%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.1%
Brazil	5.3%
Arcos Dorados Holdings, Inc. - Class A		7,000	$77,840
Banco BTG Pactual S.A.(a)		20,600	149,631
Braskem S.A.(a)		5,000	25,561
JBS S.A.		17,000	72,876
Localiza Rent a Car S.A.(a)		4,012	43,740
NU Holdings Ltd. - Class A(a)		2,500	29,825

			399,473

Canada	1.3%
Fairfax India Holdings Corp.(a)(b)		6,700	100,031

China	16.1%
Alibaba Group Holding Ltd.		22,000	197,460
Centre Testing International Group Co. Ltd. - Class A		80,000	140,782
Kingdee International Software Group Co. Ltd.(a)		67,000	75,587
NetEase, Inc.		14,500	301,601
Tencent Holdings Ltd.		8,200	318,282
Topsports International Holdings Ltd.(b)		110,000	73,643
Zijin Mining Group Co. Ltd. - Class H		50,000	99,784

			1,207,139

Czech Republic	1.6%
Colt CZ Group S.E.		4,500	117,037

Greece	3.9%
JUMBO S.A.		3,000	86,416
Motor Oil Hellas Corinth Refineries S.A.		3,900	116,212
OPAP S.A.		5,200	93,575

			296,203

Guatemala	1.2%
Millicom International Cellular S.A.(a)		4,450	90,024

Hong Kong	3.8%
Lenovo Group Ltd.		100,000	115,883
Shougang Fushan Resources Group Ltd.		184,000	63,003
Sinotruk Hong Kong Ltd.		42,400	104,119

			283,005

Hungary	2.4%
Richter Gedeon Nyrt		7,000	177,580

India	9.0%
Aegis Logistics Ltd.		17,000	91,041
ICICI Bank Ltd. - ADR		9,500	250,895
ICICI Securities Ltd.(b)		6,000	52,348
Indian Energy Exchange Ltd.(b)		20,000	32,217
Reliance Industries Ltd. - GDR(b)		3,500	249,900

			676,401

Indonesia	1.1%
Sarana Menara Nusantara Tbk PT		1,500,000	81,362

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kazakhstan	1.9%
Kaspi.KZ JSC - ADR		1,100	$141,504

Malaysia	1.1%
Hibiscus Petroleum Bhd.		160,000	86,429

Mexico	5.9%
Becle S.A.B. de C.V.		46,000	108,630
El Puerto de Liverpool S.A.B. de C.V.		12,500	108,452
Fibra Uno Administracion S.A. de C.V.		64,000	106,453
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		18,000	119,257

			442,792

Poland	1.7%
Dino Polska S.A.(a)(b)		600	58,238
Text S.A.		3,000	67,596

			125,834

South Africa	3.2%
DRDGOLD Ltd. - ADR		6,000	49,200
Naspers Ltd. - Class N		1,100	195,000

			244,200

South Korea	14.1%
Doosan Bobcat, Inc.		1,500	59,387
Fila Holdings Corp.		4,100	115,881
Hugel, Inc.(a)		700	99,365
KINX, Inc.		1,300	94,054
LG Chem Ltd.		300	97,827
Samsung Electronics Co. Ltd.		6,400	391,725
Shinhan Financial Group Co. Ltd.		4,000	136,676
Value Added Technology Co. Ltd.		3,000	67,744

			1,062,659

Taiwan	11.9%
Chailease Holding Co. Ltd.		21,069	113,234
E Ink Holdings, Inc.		22,000	157,420
Taiwan Semiconductor Manufacturing Co. Ltd.		25,500	620,698

			891,352

Thailand	2.3%
Bangkok Bank PCL - REG		25,500	97,143
CP ALL PCL - REG		50,000	75,026

			172,169

Turkey	3.5%
BIM Birlesik Magazalar A.S.		7,000	78,161
KOC Holding A.S.		20,000	123,227
Sok Marketler Ticaret A.S.		35,000	63,872

			265,260

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value
United Kingdom	3.2%
Georgia Capital PLC(a)			9,000	$150,625
Investec PLC			14,000	93,934

				244,559

United States	4.3%
MercadoLibre, Inc.(a)			50	75,598
Parade Technologies Ltd.			4,000	116,737
Tecnoglass, Inc.			1,000	52,030
Yum China Holdings, Inc.			2,000	79,580

				323,945

Vietnam	0.3%
Vinhomes JSC(a)(b)			14,000	24,194

TOTAL COMMON STOCKS (Cost $7,039,818)				7,453,152
PREFERRED STOCKS	0.4%
Brazil	0.4%
Braskem S.A. - Class A(a)			5,500	28,951

TOTAL PREFERRED STOCKS (Cost $33,039)				28,951

SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)			39,358	39,358

TOTAL SHORT-TERM INVESTMENTS (Cost $39,358)				39,358

TOTAL INVESTMENTS (Cost $7,112,215)	100.0%			7,521,461
NET OTHER ASSETS (LIABILITIES)	(0.0%	)		(1,713)

NET ASSETS	100.0%			$7,519,748

(a)Non-income producing security.

(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities had a total value of $590,571 or 8% of net assets.

(c)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:

Sector Allocation	% of Net Assets
Communication Services	11.9%
Consumer Discretionary	14.6
Consumer Staples	6.2
Energy	7.1
Financials	17.9
Health Care	4.6
Industrials	10.2
Information Technology	20.6
Materials	4.7
Real Estate	1.7
Total	99.5%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the TSW Emerging Markets Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Technology Hardware	10.4%
Oil & Gas Producers	8.7
Semiconductors	8.3
Banking	8.1
Internet Media & Services	7.8
Retail - Discretionary	4.2
Entertainment Content	4.0
Retail - Consumer Staples	3.7
Biotechnology & Pharmaceuticals	3.7
E-Commerce Discretionary	3.6
Leisure Facilities & Services	3.3
Asset Management	3.3
Software	2.9
Metals & Mining	2.7
Institutional Financial Services	2.7
Telecommunications	2.5
Chemicals	2.0
Commercial Support Services	1.9
Leisure Products	1.6
Transportation & Logistics	1.6
Specialty Finance	1.5
Apparel & Textile Products	1.5
Beverages	1.5
Real Estate Investment Trusts	1.4
Transportation Equipment	1.4
Engineering & Construction	1.1
Food	1.0
Medical Equipment & Devices	0.9
Machinery	0.8
Construction Materials	0.7
Electric, Gas Marketing & Trading	0.4
Real Estate Owners & Developers	0.3
Total	99.5%

5 Largest Equity Positions

Issuer	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.3%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.2%
NetEase, Inc.	4.0%
ICICI Bank Ltd. - ADR	3.4%
Total	25.1%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	93.2%
Asset Management	1.7%
FS KKR Capital Corp.
7.88%, 01/15/29		$150,000	$156,869

Automotive	2.5%
Clarios Global L.P./Clarios U.S. Finance Co.
6.25%, 05/15/26(a)		224,000	223,811

Cable & Satellite	2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/32(a)		100,000	80,316
Sirius XM Radio, Inc.
4.00%, 07/15/28(a)		150,000	137,235

			217,551

Commercial Support Services	3.4%
CoreCivic, Inc.
8.25%, 04/15/29		150,000	156,886
GEO Group (The), Inc.
10.50%, 06/30/28		150,000	152,813

			309,699

Construction Materials	3.3%
Eco Material Technologies, Inc.
7.88%, 01/31/27(a)		150,000	152,233
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/27(a)		150,000	149,628

			301,861

Consumer Services	1.6%
Upbound Group, Inc.
6.38%, 02/15/29(a)		150,000	145,622

Electrical Equipment	1.7%
WESCO Distribution, Inc.
7.25%, 06/15/28(a)		150,000	153,160

Engineering & Construction	2.1%
Installed Building Products, Inc.
5.75%, 02/01/28(a)		200,000	194,675

Home Construction	1.8%
Forestar Group, Inc.
5.00%, 03/01/28(a)		175,000	168,254

Household Products	2.0%
Edgewell Personal Care Co.
5.50%, 06/01/28(a)		183,000	178,924

Institutional Financial Services	4.4%
Coinbase Global, Inc.
3.63%, 10/01/31(a)		125,000	100,938
StoneX Group, Inc.,
8.63%, 06/15/25(a)		200,000	200,879
7.88%, 03/01/31(a)		100,000	101,444

			403,261

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Leisure Facilities & Services	14.4%
Carnival Corp.
5.75%, 03/01/27(a)		$150,000	$148,497
Cinemark U.S.A., Inc.
5.88%, 03/15/26(a)		175,000	172,945
Light & Wonder International, Inc.
7.50%, 09/01/31(a)		150,000	156,099
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)		80,000	76,399
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		150,000	140,570
NCL Corp. Ltd.
5.88%, 03/15/26(a)		200,000	197,343
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/26(a)		100,000	96,220
Travel + Leisure Co.
6.60%, 10/01/25		175,000	176,263
VOC Escrow Ltd.
5.00%, 02/15/28(a)		150,000	144,312

			1,308,648

Leisure Products	3.4%
Vista Outdoor, Inc.
4.50%, 03/15/29(a)		312,000	312,322

Machinery	3.0%
Regal Rexnord Corp.
6.30%, 02/15/30(a)		150,000	153,625
Titan International, Inc.
7.00%, 04/30/28		125,000	123,343

			276,968

Oil & Gas Producers	7.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/25(a)		100,000	100,559
Genesis Energy L.P./Genesis Energy Finance Corp.
8.00%, 01/15/27		150,000	151,700
Permian Resources Operating LLC
9.88%, 07/15/31(a)		250,000	278,596
Sunoco L.P./Sunoco Finance Corp.
7.00%, 09/15/28(a)		150,000	153,269

			684,124

Publishing & Broadcasting	1.8%
Nexstar Media, Inc.
4.75%, 11/01/28(a)		175,000	159,455

Real Estate Investment Trusts	1.7%
RHP Hotel Properties L.P./RHP Finance Corp.
7.25%, 07/15/28(a)		150,000	154,472

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Retail - Consumer Staples	3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC
4.63%, 01/15/27(a)		$250,000	$242,047
Arko Corp.
5.13%, 11/15/29(a)		125,000	103,759

			345,806

Retail - Discretionary	9.9%
Academy Ltd.
6.00%, 11/15/27(a)		100,000	98,780
BlueLinx Holdings, Inc.
6.00%, 11/15/29(a)		150,000	145,686
Builders FirstSource, Inc.
5.00%, 03/01/30(a)		150,000	143,335
Dillard’s, Inc.
7.75%, 07/15/26		175,000	180,985
Macy’s Retail Holdings LLC
5.88%, 04/01/29(a)		100,000	98,106
Patrick Industries, Inc.
4.75%, 05/01/29(a)		150,000	140,092
Sonic Automotive, Inc.
4.63%, 11/15/29(a)		100,000	89,688

			896,672

Software	1.7%
Concentrix Corp.
6.60%, 08/02/28		150,000	151,676

Specialty Finance	12.8%
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)		200,000	194,771
Credit Acceptance Corp.
6.63%, 03/15/26		100,000	99,932
Enact Holdings, Inc.
6.50%, 08/15/25(a)		250,000	249,950
Enova International, Inc.
8.50%, 09/15/25(a)		150,000	149,687
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR +1.81%)
7.19%, 12/21/65(a)(b)		150,000	117,163
PRA Group, Inc.
5.00%, 10/01/29(a)		200,000	168,536
Rithm Capital Corp.
6.25%, 10/15/25(a)		87,000	86,356
World Acceptance Corp.
7.00%, 11/01/26(a)		100,000	93,407

			1,159,802

Transportation & Logistics	3.9%
American Airlines, Inc.
7.25%, 02/15/28(a)		100,000	101,659

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GN Bondco LLC
9.50%, 10/15/31(a)		$200,000	$199,687
United Airlines Holdings, Inc.
4.88%, 01/15/25		50,000	49,595

			350,941

Wholesale - Consumer Staples	0.7%
United Natural Foods, Inc.
6.75%, 10/15/28(a)		75,000	62,294

Wholesale - Discretionary	1.7%
G-III Apparel Group Ltd.
7.88%, 08/15/25(a)		150,000	150,244

TOTAL CORPORATE BONDS (Cost $8,495,024)			8,467,111

FOREIGN ISSUER BONDS	4.8%
Chemicals	1.6%
Methanex Corp.
5.25%, 12/15/29		150,000	143,598

Electric Utilities	1.1%
TransAlta Corp.
7.75%, 11/15/29		100,000	103,943

Metals & Mining	2.1%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)		200,000	191,650

TOTAL FOREIGN ISSUER BONDS (Cost $466,535)			439,191

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.7%
Northern Institutional Treasury Portfolio (Premier Class),, 5.15%(c)		58,806	58,806

TOTAL SHORT-TERM INVESTMENTS (Cost $58,806)			58,806

TOTAL INVESTMENTS (Cost $9,020,365)	98.7%		8,965,108
NET OTHER ASSETS (LIABILITIES)	1.3%		118,661

NET ASSETS	100.0%		$9,083,769

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, these securities had a total value of $7,118,128 or 78% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at March 31, 2024, and the related index and spread are shown parenthetically for each security.

(c)7-day current yield as of March 31, 2024 is disclosed.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the TSW High Yield Bond Fund’s investments were concentrated as follows:

Fixed Income Credit Ratings	% of Net Assets
BAA	11.1%
BA	41.6
B	42.4
CAA	2.9
Cash equivalents	0.7
Total	98.7%

5 Largest Fixed Income Positions

Issuer	% of Net Assets
Vista Outdoor, Inc.
4.50%, 3/15/29	3.4%
Permian Resources Operating LLC
9.87%, 7/15/31	3.1%
Enact Holdings, Inc.
6.50%, 8/15/25	2.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC
4.63%, 1/15/27	2.7%
Clarios Global L.P./Clarios U.S. Finance Co.
6.25%, 5/15/26	2.5%
Total	14.5%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.7%
Belgium	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR		20,000	$1,215,600

Germany	3.6%
Bayer A.G. - ADR		177,000	1,355,820

Ireland	2.9%
Willis Towers Watson PLC		4,000	1,100,000

Japan	3.1%
Nintendo Co. Ltd. - ADR		86,000	1,168,740

United States	77.9%
Alphabet, Inc. - Class C(a)		5,740	873,973
Applied Materials, Inc.		2,000	412,460
Arch Capital Group Ltd.(a)		4,000	369,760
Bank of America Corp.		21,000	796,320
Berkshire Hathaway, Inc. - Class B(a)		3,500	1,471,820
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	691,740
Charles Schwab (The) Corp.		5,100	368,934
Cigna (The) Group		2,709	983,882
Cisco Systems, Inc.		14,000	698,740
Citigroup, Inc.		10,000	632,400
Corpay, Inc.(a)		3,000	925,620
Crown Castle, Inc.		8,000	846,640
CVS Health Corp.		9,200	733,792
Dell Technologies, Inc. - Class C		4,000	456,440
Dominion Energy, Inc.		37,000	1,820,030
Evergy, Inc.		7,000	373,660
FedEx Corp.		3,000	869,220
First Citizens BancShares, Inc. - Class A		300	490,500
Hess Corp.		4,000	610,560
Jacobs Solutions, Inc.		3,000	461,190
Kinder Morgan, Inc.		81,600	1,496,544
Kraft Heinz (The) Co.		32,100	1,184,490
Liberty Broadband Corp. - Class C(a)		24,100	1,379,243
Liberty Media Corp. - Liberty SiriusXM(a)		22,225	660,305
Lockheed Martin Corp.		1,800	818,766
Lowe’s Cos., Inc.		3,000	764,190
McKesson Corp.		2,100	1,127,385
Merck & Co., Inc.		4,000	527,800
Occidental Petroleum Corp.		15,000	974,850
Pfizer, Inc.		41,700	1,157,175
Post Holdings, Inc.(a)		3,500	371,980
Progressive (The) Corp.		5,600	1,158,192
Regeneron Pharmaceuticals, Inc.(a)		600	577,494
RTX Corp.		8,000	780,240

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

	Percentage of Net Assets		Shares	Value
Warner Bros Discovery, Inc.(a)			69,000	$602,370
Williams Cos. (The), Inc.			28,225	1,099,928

				29,568,633

TOTAL COMMON STOCKS (Cost $28,068,568)				34,408,793

SHORT-TERM INVESTMENTS	9.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)			3,519,349	3,519,349

TOTAL SHORT-TERM INVESTMENTS (Cost $3,519,349)				3,519,349

TOTAL INVESTMENTS (Cost $31,587,917)	100.0%			37,928,142
NET OTHER ASSETS (LIABILITIES)	(0.0%	)		(2,503)

NET ASSETS	100.0%			$37,925,639

(a) Non-income producing security.

(b) 7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2024 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:

Sector Allocation	% of Net Assets
Communication Services	12.3%
Consumer Discretionary	2.0
Consumer Staples	7.3
Energy	11.0
Financials	19.4
Health Care	18.8
Industrials	7.8
Information Technology	4.1
Real Estate	2.2
Utilities	5.8
Total	90.7%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

At March 31, 2024 the TSW Large Cap Value Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Oil & Gas Producers	11.0%
Insurance	10.9
Biotechnology & Pharmaceuticals	9.5
Health Care Facilities & Services	7.5
Technology Hardware	6.1
Electric Utilities	5.8
Banking	5.1
Aerospace & Defense	4.3
Food	4.1
Cable & Satellite	3.6
Beverages	3.2
Technology Services	2.4
Internet Media & Services	2.3
Transportation & Logistics	2.3
Real Estate Investment Trusts	2.2
Retail - Discretionary	2.0
Medical Equipment & Devices	1.8
Publishing & Broadcasting	1.7
Entertainment Content	1.6
Engineering & Construction	1.2
Semiconductors	1.1
Asset Management	1.0
Total	90.7%

5 Largest Equity Positions

Issuer	% of Net Assets
Dominion Energy, Inc.	4.8%
Kinder Morgan, Inc.	4.0%
Berkshire Hathaway, Inc. - Class B	3.9%
Liberty Broadband Corp. - Class C	3.6%
Bayer A.G. - ADR	3.6%
Total	19.9%

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund

Assets:
Investments, at cost	$52,200,781	$862,540,292	$44,157,475
Investments, at value	62,933,610	929,698,264	61,412,531
Cash	171,081	—	26,911
Foreign currencies (Cost:$182,236, $2,318,434 and $117,904, respectively)	181,835	2,318,344	117,734
Receivable for dividends	163,387	2,363,716	52,797
Reclaims receivable	63,522	632,095	303,986
Receivable for investments sold	349,430	5,328,814	—
Receivables for capital shares sold	22,244	878,709	24,607
Receivable from investment adviser	11,457	—	6,595
Prepaid expenses	20,965	54,828	16,069

Total Assets	63,917,531	941,274,770	61,961,230

Liabilities:
Cash overdraft	—	394,529	—
Securities purchased payable	625,950	4,021,263	271,832
Capital shares redeemed payable	11,847	270,278	61,922
Investment advisory fees payable	70,253	692,450	46,170
Accounting and Administration fees payable	53,231	291,790	54,277
Shareholder Services fees payable - Institutional Shares	—	90,393	—
Distribution (Rule 12b-1) fees payable - Investor Shares	560	9,342	660
Treasurer Service fees payable	587	8,875	589
Compliance fees payable	1,394	23,002	1,551
Trustee fees payable	1,425	22,645	1,343
Deferred foreign capital gains tax payable	553,875	5,280,881	—
Accrued Audit fees payable	9,312	22,608	11,828
Accrued expenses and other payables	43,755	130,121	14,000

Total Liabilities	1,372,189	11,258,177	464,172

Net Assets	$62,545,342	$930,016,593	$61,497,058

Net Assets:
Paid in capital	$52,659,098	$908,263,898	$37,877,339
Distributable earnings (loss)	9,886,244	21,752,695	23,619,719

Net Assets	$62,545,342	$930,016,593	$61,497,058

Net Assets:
Advisor	$6,662,707	$43,806,015	$7,463,989
Investor	—	27,403,879	—
Institutional Class	55,882,635	858,806,699	54,033,069
Share of Common Stock Outstanding:
Advisor	462,733	3,877,183	534,600
Investor	—	2,428,620	—
Institutional Class	3,884,774	75,859,552	3,862,199
Net Asset Value per Share:
Advisor	$14.40	$11.30	$13.96
Investor	—	11.28	—
Institutional Class	14.39	11.32	13.99

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

Assets:
Investments, at cost	$29,379,521	$3,983,906,503	$2,911,000
Investments, at value	30,884,797	5,278,622,549	3,792,583
Cash	5	—	—
Foreign currencies (Cost:$81,765, $10,522,840 and $7,446, respectively)	81,221	10,505,742	7,437
Receivable for dividends	107,398	14,426,244	1,000
Reclaims receivable	26,848	18,318,810	14,141
Receivable for investments sold	461,714	—	—
Receivables for capital shares sold	—	1,648,229	—
Receivable from investment adviser	17,936	4,922	7,448
Prepaid expenses	43,746	101,847	12,157

Total Assets	31,623,665	5,323,628,343	3,834,766

Liabilities:
Cash overdraft	—	1,255,280	—
Securities purchased payable	1,131,047	2,689	1
Capital shares redeemed payable	—	4,284,269	—
Investment advisory fees payable	17,815	4,164,963	2,421
Accounting and Administration fees payable	7,594	1,822,166	7,973
Shareholder Services fees payable - Institutional Shares	—	18,494	—
Distribution (Rule 12b-1) fees payable - Investor Shares	—	87,864	—
Treasurer Service fees payable	174	54,450	58
Compliance fees payable	179	138,626	252
Trustee fees payable	223	140,333	288
Accrued Audit fees payable	8,936	85,892	9,002
Accrued expenses and other payables	5,051	695,760	2,112

Total Liabilities	1,171,019	12,750,786	22,107

Net Assets	$30,452,646	$5,310,877,557	$3,812,659

Net Assets:
Paid in capital	$28,494,683	$4,880,514,975	$4,993,570
Distributable earnings (loss)	1,957,963	430,362,582	(1,180,911)

Net Assets	$30,452,646	$5,310,877,557	$3,812,659

Net Assets:
Investor	$—	$417,114,973	$—
Institutional Class	30,452,646	4,893,762,584	3,812,659
Share of Common Stock Outstanding:
Investor	—	16,559,970	—
Institutional Class	2,426,004	194,793,607	446,375
Net Asset Value per Share:
Investor	$—	$25.19	$—
Institutional Class	12.55	25.12	8.54

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2024 (Unaudited)

	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund

Assets:
Investments, at cost	$7,112,215	$9,020,365	$31,587,917
Investments, at value	7,521,461	8,965,108	37,928,142
Foreign currencies (Cost:$14,495, $0 and $0, respectively)	13,885	—	—
Receivable for interest	—	142,726	—
Receivable for dividends	11,554	690	40,065
Reclaims receivable	1,672	—	7,715
Receivable for investments sold	—	—	590,420
Receivables for capital shares sold	—	—	14,976
Receivable from investment adviser	2,580	4,275	2,297
Prepaid expenses	4,544	7,908	8,470

Total Assets	7,555,696	9,120,707	38,592,085

Liabilities:
Cash overdraft	—	—	20,525
Securities purchased payable	—	—	598,328
Capital shares redeemed payable	—	9,557	—
Distributions payable to shareholders	—	2,712	—
Investment advisory fees payable	5,067	3,822	18,330
Accounting and Administration fees payable	8,583	7,890	10,717
Treasurer Service fees payable	72	89	367
Compliance fees payable	172	296	916
Trustee fees payable	169	272	910
Deferred foreign capital gains tax payable	4,681	—	—
Accrued Audit fees payable	8,940	9,596	11,347
Accrued expenses and other payables	8,264	2,704	5,006

Total Liabilities	35,948	36,938	666,446

Net Assets	$7,519,748	$9,083,769	$37,925,639

Net Assets:
Paid in capital	$8,400,837	$9,999,922	$29,122,916
Distributable earnings (loss)	(881,089)	(916,153)	8,802,723

Net Assets	$7,519,748	$9,083,769	$37,925,639

Net Assets:
Institutional	$7,519,748	$9,083,769	$37,925,639
Share of Common Stock Outstanding:
Institutional	808,336	993,655	2,835,312
Net Asset Value per Share:
Institutional	$9.30	$9.14	$13.38

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $54,052 and $1,820,249, respectively)	$424,461	$11,460,541
Operating expenses:
Investment advisory	362,328	4,061,013
Distribution (Rule 12b-1) fees - Advisor Shares	2,679	19,629
Distribution (Rule 12b-1) fees - Investor Shares	—	31,521
Accounting and Administration	56,042	308,186
Treasurer Service fees	1,124	18,244
Audit fees	9,697	19,898
Shareholder Services - Institutional Shares	—	70,219
Compliance	1,359	22,850
Trustees	2,442	41,720
Legal	4,015	66,995
Registration	19,185	40,666
Interest expense	—	23,778
Foreign tax agent fees	27,180	6,723
Other	2,600	31,699

Total expenses before reductions	488,651	4,763,141

Expenses reduced by investment advisor	(70,687)	(1,069)

Net expenses	417,964	4,762,072

Net investment income	6,497	6,698,469

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	2,046,802	39,286,725
Net realized gains (losses) from foreign currency transactions	(7,615)	32,011
Change in unrealized appreciation (depreciation) on investments	5,829,939	46,247,344
Change in unrealized appreciation (depreciation) on foreign currency	(191)	2,757

Net realized and unrealized gains from investment activities	7,868,935	85,568,837

Change in Net Assets Resulting from Operations	$7,875,432	$92,267,306

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

Investment Income:
Dividend income (Net of foreign withholding tax of $22,370, $33,839, $5,857,298 and $4,519, respectively)	$463,289	$289,428	$50,207,766	$39,135
Operating expenses:
Investment advisory	282,077	40,612	23,889,799	25,886
Distribution (Rule 12b-1) fees - Advisor Shares	5,831	—	—	—
Distribution (Rule 12b-1) fees - Investor Shares	—	—	476,821	—
Accounting and Administration	26,452	9,059	1,216,571	10,473
Treasurer Service fees	1,289	211	109,130	146
Audit fees	9,696	9,103	75,434	9,135
Compliance	1,797	179	138,587	249
Trustees	3,322	268	250,907	464
Legal	4,947	14,072	405,639	725
Registration	19,695	10,809	39,489	26,302
Interest expense	3,103	—	1,790	2,442
Foreign tax agent fees	1,706	959	3,339	—
Other	3,075	734	186,692	1,740

Total expenses before reductions	362,990	86,006	26,794,198	77,562

Expenses reduced by investment advisor	(43,454)	(58,931)	(48,110)	(44,401)

Net expenses	319,536	27,075	26,746,088	33,161

Net investment income	143,753	262,353	23,461,678	5,974

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	8,090,102	248,053	(38,075,414)	173,181
Net realized gains (losses) from foreign currency transactions	(16,021)	(16,228)	3,122,730	2,000
Change in unrealized appreciation (depreciation) on investments	6,258,744	1,353,885	988,842,562	1,180,121
Change in unrealized appreciation (depreciation) on foreign currency	5,950	(959)	204,843	(85)

Net realized and unrealized gains from investment activities	14,338,775	1,584,751	954,094,721	1,355,217

Change in Net Assets Resulting from Operations	$14,482,528	$1,847,104	$977,556,399	$1,361,191

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2024 (Unaudited)

	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $8,786, $0 and $1,721, respectively)	$64,679	$9,290	$460,657
Interest income	—	355,638	—

Total investment income	64,679	364,928	460,657

Operating expenses:
Investment advisory	28,049	26,947	104,868
Accounting and Administration	9,938	10,532	14,357
Treasurer Service fees	142	220	733
Audit fees	9,099	9,110	9,308
Compliance	172	290	904
Trustees	310	550	1,644
Legal	504	864	2,660
Registration	49	10,737	10,954
Foreign tax agent fees	2,058	—	—
Other	521	749	1,566

Total expenses before reductions	50,842	59,999	146,994

Expenses reduced by investment advisor	(16,131)	(24,967)	(15,005)

Net expenses	34,711	35,032	131,989

Net investment income	29,968	329,896	328,668

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(247,754)	(119,656)	2,377,388
Net realized gains from foreign currency transactions	103	—	1
Change in unrealized appreciation (depreciation) on investments	820,163	682,233	2,050,576
Change in unrealized appreciation (depreciation) on foreign currency	(551)	—	—

Net realized and unrealized gains from investment activities	571,961	562,577	4,427,965

Change in Net Assets Resulting from Operations	$601,929	$892,473	$4,756,633

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	JOHCM Emerging Markets Discovery Fund		JOHCM Emerging Markets Opportunities Fund
	2024	2023	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$6,497	$157,127	$6,698,469	$14,078,403
Net realized gains (losses) from investments and foreign currency transactions	2,039,187	587,858	39,318,736	(38,953,085)
Change in unrealized appreciation (depreciation) on investments and foreign currency	5,829,748	7,528,000	46,250,101	84,653,810

Change in net assets resulting from operations	7,875,432	8,272,985	92,267,306	59,779,128

Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(35,717)	(93,652)	(636,302)	(1,480,100)
Investor Shares	—	—	(392,931)	(549,286)
Institutional Shares	(469,367)	(347,071)	(14,947,329)	(13,430,843)

Total dividends paid to shareholders	(505,084)	(440,723)	(15,976,562)	(15,460,229)

Net Capital Transactions:
Advisor Shares	1,489,385	(6,473,679)	2,597,620	(34,382,214)
Investor Shares	—	—	1,104,969	13,267,523
Institutional Shares	3,347,360	15,651,660	(70,208,845)	246,111,924

Change in net assets from capital transactions	4,836,745	9,177,981	(66,506,256)	224,997,233

Change in net assets	12,207,093	17,010,243	9,784,488	269,316,132
Net assets:
Beginning of period	50,338,249	33,328,006	920,232,105	650,915,973

End of period	$62,545,342	$50,338,249	$930,016,593	$920,232,105

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	JOHCM Global Select Fund		JOHCM International Opportunities Fund
	2024	2023	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$143,753	$906,367	$262,353	$38,028
Net realized gains (losses) from investments and foreign currency transactions	8,074,081	11,420,668	231,825	683
Change in unrealized appreciation (depreciation) on investments and foreign currency	6,264,694	11,483,029	1,352,926	459,863

Change in net assets resulting from operations	14,482,528	23,810,064	1,847,104	498,574

Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(1,288,071)	(2,351,410)	—	—
Institutional Shares	(5,512,621)	(18,982,642)	(50,314)	(38,383)

Total dividends paid to shareholders	(6,800,692)	(21,334,052)	(50,314)	(38,383)

Net Capital Transactions:
Advisor Shares	(9,273,251)	(10,320,906)	—	—
Institutional Shares	(7,177,036)	(203,910,095)	26,683,265	4,100

Change in net assets from capital transactions	(16,450,287)	(214,231,001)	26,683,265	4,100

Change in net assets	(8,768,451)	(211,754,989)	28,480,054	464,291
Net assets:
Beginning of period	70,265,509	282,020,498	1,972,592	1,508,301

End of period	$61,497,058	$70,265,509	$30,452,646	$1,972,592

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	JOHCM International Select Fund		Regnan Global Equity Impact Solutions
	2024	2023	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$23,461,678	$71,096,389	$5,974	$25,585
Net realized gains (losses) from investments and foreign currency transactions	(34,952,684)	(102,141,843)	175,181	(963,602)
Change in unrealized appreciation (depreciation) on investments and foreign currency	989,047,405	1,296,405,454	1,180,036	1,911,178

Change in net assets resulting from operations	977,556,399	1,265,360,000	1,361,191	973,161

Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(6,337,085)	(4,744,223)	—	—
Institutional Shares	(98,087,745)	(92,712,488)	(53,860)	(12,268)

Total dividends paid to shareholders	(104,424,830)	(97,456,711)	(53,860)	(12,268)

Net Capital Transactions:
Investor Shares	(2,166,360)	(93,919,291)	—	—
Institutional Shares	(827,290,938)	(2,149,386,653)	(6,470,016)	657,798

Change in net assets from capital transactions	(829,457,298)	(2,243,305,944)	(6,470,016)	657,798

Change in net assets	43,674,272	(1,075,402,655)	(5,162,685)	1,618,691
Net assets:
Beginning of period	5,267,203,285	6,342,605,940	8,975,344	7,356,653

End of period	$5,310,877,557	$5,267,203,285	$3,812,659	$8,975,344

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	TSW Emerging Markets Fund		TSW High Yield Bond Fund
	2024	2023	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$29,968	$109,132	$329,896	$706,456
Net realized gains (losses) from investments and foreign currency transactions	(247,651)	(578,688)	(119,656)	(696,696)
Change in unrealized appreciation (depreciation) on investments and foreign currency	819,612	2,081,160	682,233	1,339,748

Change in net assets resulting from operations	601,929	1,611,604	892,473	1,349,508

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(216,019)	(137,485)	(329,895)	(706,449)

Total dividends paid to shareholders	(216,019)	(137,485)	(329,895)	(706,449)

Capital Transactions:
Institutional Shares	506,950	(2,100,000)	(4,632,183)	1,326,728

Change in net assets from capital transactions	506,950	(2,100,000)	(4,632,183)	1,326,728

Change in net assets	892,860	(625,881)	(4,069,605)	1,969,787
Net assets:
Beginning of period	6,626,888	7,252,769	13,153,374	11,183,587

End of period	$7,519,748	$6,626,888	$9,083,769	$13,153,374

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2024 (Unaudited) and the year ended September 30, 2023

	TSW Large Cap Value Fund
	2024	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$328,668	$540,253
Net realized gains (losses) from investments and foreign currency transactions	2,377,389	3,328,554
Change in unrealized appreciation (depreciation) on investments and foreign currency .	2,050,576	307,202

Change in net assets resulting from operations	4,756,633	4,176,009

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(2,628,492)	(4,111,104)

Total dividends paid to shareholders	(2,628,492)	(4,111,104)

Capital Transactions:
Institutional Shares	719,713	(201,693)

Change in net assets from capital transactions	719,713	(201,693)

Change in net assets	2,847,854	(136,788)
Net assets:
Beginning of period	35,077,785	35,214,573

End of period	$37,925,639	$35,077,785

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$12.59		$10.38		$18.35	$13.40	$11.62	$11.85

Income (loss) from investment operations:
Net investment income(a)	—	(b)	0.03		0.07	0.01	0.15	0.02
Net realized and unrealized gains (losses) from investments and foreign currency	1.91		2.29		(3.22)	5.00	1.70	(0.20)

Total from investment operations	1.91		2.32		(3.15)	5.01	1.85	(0.18)

Less distributions paid:
From net investment income	(0.10)		(0.11)		(0.05)	(0.06)	(0.07)	(0.05)
From net realized gains	—		—		(4.77)	—	—	—

Total distributions paid	(0.10)		(0.11)		(4.82)	(0.06)	(0.07)	(0.05)

Change in net asset value	1.81		2.21		(7.97)	4.95	1.78	(0.23)

Net asset value, end of period	$14.40		$12.59		$10.38	$18.35	$13.40	$11.62

Total return	14.59	%(c)	22.49	%(d)	(23.44%)	37.50%	15.95%	(1.51%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,663		$4,453		$8,946	$15,209	$14,365	$415
Ratio of net expenses to average net assets	1.59	%(e)	1.59%		1.59%	1.63%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.04	%)(e)	0.27%		0.53%	0.06%	1.21%	0.15%
Ratio of gross expenses to average net assets	1.84	%(e)	1.95%		1.86%	1.94%	2.29%	2.66%
Portfolio turnover rate(f)	60.76	%(c)	155.29%		123.95%	163.54%	136.73%	133.43%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$12.60		$10.39		$18.38	$13.42	$11.64	$11.87

Income (loss) from investment operations:
Net investment income(a)	—	(b)	0.05		0.09	0.03	0.04	0.04
Net realized and unrealized gains (losses) from investments and foreign currency	1.92		2.28		(3.24)	5.00	1.83	(0.21)

Total from investment operations	1.92		2.33		(3.15)	5.03	1.87	(0.17)

Less distributions paid:
From net investment income	(0.13)		(0.12)		(0.07)	(0.07)	(0.09)	(0.06)
From net realized gains	—		—		(4.77)	—	—	—

Total distributions paid	(0.13)		(0.12)		(4.84)	(0.07)	(0.09)	(0.06)

Change in net asset value	1.79		2.21		(7.99)	4.96	1.78	(0.23)

Net asset value, end of period	$14.39		$12.60		$10.39	$18.38	$13.42	$11.64

Total return	14.67	%(c)	22.58	%(d)	(23.44%)	37.60%	16.09%	(1.42%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$55,883		$45,886		$24,382	$32,279	$29,282	$23,870
Ratio of net expenses to average net assets	1.49	%(e)	1.49%		1.49%	1.53%	1.54%	1.54%
Ratio of net investment income to average net assets	0.04	%(e)	0.38%		0.71%	0.18%	0.33%	0.36%
Ratio of gross expenses to average net assets	1.74	%(e)	1.87%		1.76%	1.84%	2.19%	2.56%
Portfolio turnover rate(f)	60.76	%(c)	155.29%		123.95%	163.54%	136.73%	133.43%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$10.35		$9.61	$12.69	$10.81	$10.75	$11.38

Income (loss) from investment operations:
Net investment income(a)	0.08		0.18	0.29	0.20	0.08	0.40
Net realized and unrealized gains (losses) from investments and foreign currency	1.05		0.77	(2.87)	1.81	0.40	(0.59)

Total from investment operations	1.13		0.95	(2.58)	2.01	0.48	(0.19)

Less distributions paid:
From net investment income	(0.18)		(0.21)	(0.50)	(0.13)	(0.42)	(0.10)
From net realized gains	—		—	—	—	—	(0.34)

Total distributions paid	(0.18)		(0.21)	(0.50)	(0.13)	(0.42)	(0.44)

Change in net asset value	0.95		0.74	(3.08)	1.88	0.06	(0.63)

Net asset value, end of period	$11.30		$10.35	$9.61	$12.69	$10.81	$10.75

Total return	10.75	%(b)	9.83%	(21.18%)	18.64%	4.37%	(1.31%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$43,806		$37,590	$65,363	$81,462	$75,971	$83,555
Ratio of net expenses to average net assets	1.13	%(c)	1.11%	1.10%	1.12%	1.20%	1.32%
Ratio of net investment income to average net assets	1.47	%(c)	1.68%	2.55%	1.51%	0.81%	3.71%
Ratio of gross expenses to average net assets	1.13	%(c)	1.11%	1.11%	1.13%	1.20%	1.32%
Ratio of expense recoupment to average net assets	—		—	—	—	—	— (d)
Portfolio turnover rate(e)	17.86	%(b)	29.34%	41.23%	38.60%	53.30%	35.35%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$10.33		$9.61	$12.67	$10.80	$10.74	$11.36

Income (loss) from investment operations:
Net investment income(a)	0.07		0.17	0.28	0.19	0.08	0.41
Net realized and unrealized gains (losses) from investments and foreign currency	1.05		0.76	(2.88)	1.80	0.38	(0.60)

Total from investment operations	1.12		0.93	(2.60)	1.99	0.46	(0.19)

Less distributions paid:
From net investment income	(0.17)		(0.21)	(0.46)	(0.12)	(0.40)	(0.09)
From net realized gains	—		—	—	—	—	(0.34)

Total distributions paid	(0.17)		(0.21)	(0.46)	(0.12)	(0.40)	(0.43)

Change in net asset value	0.95		0.72	(3.06)	1.87	0.06	(0.62)

Net asset value, end of period	$11.28		$10.33	$9.61	$12.67	$10.80	$10.74

Total return	10.66	%(b)	9.63%	(21.33%)	18.42%	4.26%	(1.37%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$27,404		$24,014	$10,044	$9,854	$14,268	$13,348
Ratio of net expenses to average net assets	1.28	%(c)	1.27%	1.25%	1.27%	1.35%	1.47%
Ratio of net investment income to average net assets	1.31	%(c)	1.59%	2.43%	1.47%	0.76%	3.86%
Ratio of gross expenses to average net assets	1.28	%(c)	1.27%	1.26%	1.28%	1.35%	1.47%
Ratio of expense recoupment to average net assets	—		—	—	—	—	— (d)
Portfolio turnover rate(e)	17.86	%(b)	29.34%	41.23%	38.60%	53.30%	35.35%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$10.38		$9.64	$12.73	$10.85	$10.78	$11.41

Income (loss) from investment operations:
Net investment income(a)	0.08		0.18	0.31	0.21	0.11	0.48
Net realized and unrealized gains (losses) from investments and foreign currency	1.05		0.77	(2.88)	1.81	0.39	(0.66)

Total from investment operations	1.13		0.95	(2.57)	2.02	0.50	(0.18)

Less distributions paid:
From net investment income	(0.19)		(0.21)	(0.52)	(0.14)	(0.43)	(0.11)
From net realized gains	—		—	—	—	—	(0.34)

Total distributions paid	(0.19)		(0.21)	(0.52)	(0.14)	(0.43)	(0.45)

Change in net asset value	0.94		0.74	(3.09)	1.88	0.07	(0.63)

Net asset value, end of period	$11.32		$10.38	$9.64	$12.73	$10.85	$10.78

Total return	10.76	%(b)	9.89%	(21.11%)	18.70%	4.56%	(1.21%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$858,807		$858,629	$575,508	$738,534	$543,987	$486,372
Ratio of net expenses to average net assets	1.05	%(c)	1.04%	1.02%	1.02%	1.10%	1.22%
Ratio of net investment income to average net assets	1.49	%(c)	1.69%	2.70%	1.61%	1.04%	4.46%
Ratio of gross expenses to average net assets	1.05	%(c)	1.04%	1.03%	1.03%	1.10%	1.22%
Ratio of expense recoupment to average net assets	—		—	—	—	—	— (d)
Portfolio turnover rate(e)	17.86	%(b)	29.34%	41.23%	38.60%	53.30%	35.35%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$12.26		$12.53	$21.39	$17.28	$16.41	$16.73

Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.07	0.03	0.01	(0.04)	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	2.99		0.82	(5.22)	5.12	3.17	0.25

Total from investment operations	3.00		0.89	(5.19)	5.13	3.13	0.35

Less distributions paid:
From net investment income	(0.21)		(0.06)	(0.01)	—	(0.02)	(0.18)
From net realized gains	(1.09)		(1.10)	(3.66)	(1.02)	(2.24)	(0.49)

Total distributions paid	(1.30)		(1.16)	(3.67)	(1.02)	(2.26)	(0.67)

Change in net asset value	1.70		(0.27)	(8.86)	4.11	0.87	(0.32)

Net asset value, end of period	$13.96		$12.26	$12.53	$21.39	$17.28	$16.41

Total return	25.90	%(b)	6.73%	(30.52%)	30.60%	21.26%	2.66%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,464		$15,416	$26,125	$49,721	$39,213	$157,452
Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.07%	1.07%	1.16%	1.16%
Ratio of net investment income (loss) to average net assets	0.19	%(c)	0.55%	0.20%	0.04%	(0.28%)	0.63%
Ratio of gross expenses to average net assets	1.23	%(c)	1.14%	1.07%	1.08%	1.16%	1.17%
Ratio of expense recoupment to average net assets	—		—	—	—	—	— (d)
Portfolio turnover rate(e)	46.26	%(b)	42.65%	54.44%	53.91%	40.21%	46.36%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$12.30		$12.58	$21.46	$17.32	$16.44	$16.76

Income (loss) from investment operations:
Net investment income(a)	0.03		0.06	0.05	0.03	— (b)	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	2.99		0.83	(5.24)	5.13	3.15	0.26

Total from investment operations	3.02		0.89	(5.19)	5.16	3.15	0.36

Less distributions paid:
From net investment income	(0.24)		(0.07)	(0.03)	—	(0.04)	(0.19)
From net realized gains	(1.09)		(1.10)	(3.66)	(1.02)	(2.23)	(0.49)

Total distributions paid	(1.33)		(1.17)	(3.69)	(1.02)	(2.27)	(0.68)

Change in net asset value	1.69		(0.28)	(8.88)	4.14	0.88	(0.32)

Net asset value, end of period	$13.99		$12.30	$12.58	$21.46	$17.32	$16.44

Total return	25.99	%(c)	6.74%	(30.43%)	30.71%	21.43%	2.76%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$54,033		$54,850	$255,895	$523,270	$422,745	$225,884
Ratio of net expenses to average net assets	0.99	%(d)	0.99%	0.98%	0.98%	1.06%	1.06%
Ratio of net investment income to average net assets	0.51	%(d)	0.50%	0.32%	0.13%	0.01%	0.66%
Ratio of gross expenses to average net assets	1.13	%(d)	1.02%	0.99%	0.98%	1.06%	1.07%
Ratio of expense recoupment to average net assets	—		—	—	—	—	— (e)
Portfolio turnover rate(f)	46.26	%(c)	42.65%	54.44%	53.91%	40.21%	46.36%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Opportunities Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$10.85		$8.31	$11.82	$10.48	$10.65	$10.71

Income (loss) from investment operations:
Net investment income(a)	0.29		0.21	0.17	0.22	0.17	0.24
Net realized and unrealized gains (losses) from investments and foreign currency	1.48		2.54	(2.03)	1.39	(0.09)	(0.10)

Total from investment operations	1.77		2.75	(1.86)	1.61	0.08	0.14

Less distributions paid:
From net investment income	(0.07)		(0.21)	(0.27)	(0.17)	(0.23)	(0.18)
From net realized gains	—		—	(1.38)	(0.10)	(0.02)	(0.02)

Total distributions paid	(0.07)		(0.21)	(1.65)	(0.27)	(0.25)	(0.20)

Change in net asset value	1.70		2.54	(3.51)	1.34	(0.17)	(0.06)

Net asset value, end of period	$12.55		$10.85	$8.31	$11.82	$10.48	$10.65

Total return	16.39	%(b)	33.32%	(17.89%)	15.39%	0.62%	1.42%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$30,453		$1,973	$1,508	$3,465	$2,935	$2,301
Ratio of net expenses to average net assets	0.50	%(c)	0.78%	0.88%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets	4.85	%(c)	2.00%	1.66%	1.83%	1.60%	2.29%
Ratio of gross expenses to average net assets	1.59	%(c)	4.20%	3.34%	5.73%	9.42%	8.61%
Portfolio turnover rate(d)	15.85	%(b)	34.88%	68.19%	47.85%	64.62%	34.58%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM International Select Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$21.39		$17.73	$31.07	$27.53	$22.54	$23.68

Income (loss) from investment operations:
Net investment income(a)	0.08		0.22	0.21	0.10	0.05	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	4.10		3.69	(10.70)	4.25	5.11	(1.10)

Total from investment operations	4.18		3.91	(10.49)	4.35	5.16	(0.87)

Less distributions paid:
From net investment income	(0.38)		(0.25)	(0.23)	(0.04)	(0.17)	(0.27)
From net realized gains	—		—	(2.62)	(0.77)	—	—

Total distributions paid	(0.38)		(0.25)	(2.85)	(0.81)	(0.17)	(0.27)

Change in net asset value	3.80		3.66	(13.34)	3.54	4.99	(1.14)

Net asset value, end of period	$25.19		$21.39	$17.73	$31.07	$27.53	$22.54

Total return	19.45	%(b)	22.13%	(37.43%)	15.94%	23.02%	(3.59%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$417,115		$356,041	$376,893	$800,457	$643,607	$588,729
Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.21%	1.21%	1.23%	1.24%
Ratio of net investment income to average net assets	0.72	%(c)	1.03%	0.82%	0.33%	0.20%	1.03%
Ratio of gross expenses to average net assets	1.23	%(c)	1.23%	1.21%	1.21%	1.23%	1.24%
Portfolio turnover rate(d)	31.97	%(b)	32.29%	58.91%	53.34%	43.51%	33.06%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Select Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019

Net asset value, beginning of period	$21.37		$17.74	$31.08	$27.53	$22.54	$23.66

Income (loss) from investment operations:
Net investment income(a)	0.10		0.26	0.27	0.18	0.11	0.28
Net realized and unrealized gains (losses) from investments and foreign currency	4.09		3.70	(10.69)	4.24	5.11	(1.09)

Total from investment operations	4.19		3.96	(10.42)	4.42	5.22	(0.81)

Less distributions paid:
From net investment income	(0.44)		(0.33)	(0.30)	(0.10)	(0.23)	(0.31)
From net realized gains	—		—	(2.62)	(0.77)	—	—

Total distributions paid	(0.44)		(0.33)	(2.92)	(0.87)	(0.23)	(0.31)

Change in net asset value	3.75		3.63	(13.34)	3.55	4.99	(1.12)

Net asset value, end of period	$25.12		$21.37	$17.74	$31.08	$27.53	$22.54

Total return	19.58	%(b)	22.41%	(37.27%)	16.24%	23.30%	(3.31%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,893,763		$4,911,162	$5,965,713	$12,273,819	$9,631,884	$7,822,739
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.96%	0.98%	0.99%
Ratio of net investment income to average net assets	0.89	%(c)	1.22%	1.05%	0.57%	0.45%	1.27%
Ratio of gross expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.97%	0.98%	0.99%
Portfolio turnover rate(d)	31.97	%(b)	32.29%	58.91%	53.34%	43.51%	33.06%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Regnan Global Equity Impact Solutions	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022		Period Ended September 30, 2021(a)

Net asset value, beginning of period	$7.14		$6.27	$9.22		$10.00

Income (loss) from investment operations:
Net investment income(b)	0.01		0.01	0.02		(—	)(c)
Net realized and unrealized gains (losses) from investments and foreign currency	1.44		0.87	(2.97)		(0.78)

Total from investment operations	1.45		0.88	(2.95)		(0.78)

Less distributions paid:
From net investment income	(0.05)		(0.01)	—		—

Total distributions paid	(0.05)		(0.01)	—		—

Change in net asset value	1.40		0.87	(2.95)		(0.78)

Net asset value, end of period	$8.54		$7.14	$6.27		$9.22

Total return	20.19%		13.98%	(32.00	%)(d)	(7.80	%)(e)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,813		$8,975	$7,357		$1,868
Ratio of net expenses to average net assets	0.96	%(f)	0.89%	0.89%		0.89	%(f)
Ratio of net investment income (loss) to average net assets	0.17	%(f)	0.20%	0.28%		(0.61	%)(f)
Ratio of gross expenses to average net assets	2.25	%(f)	1.33%	4.03%		8.76	%(f)
Portfolio turnover rate(g)	26.29	%(e)	65.32%	49.28%		4.30	%(e)

(a)	For the period from August 23, 2021, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	The Adviser reimbursed the Fund $7,869 during the period in connection with an error. Such reimbursement was 0.13% to the Fund’s total return on the payment date.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW Emerging Markets Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$8.82		$7.25	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.04		0.14	0.13
Net realized and unrealized gains (losses) from investments and foreign currency	0.73		1.57	(2.88)

Total from investment operations	0.77		1.71	(2.75)

Less distributions paid:
From net investment income	(0.29)		(0.14)	—

Total distributions paid	(0.29)		(0.14)	—

Change in net asset value	0.48		1.57	(2.75)

Net asset value, end of period	$9.30		$8.82	$7.25

Total return	8.66	%(c)	23.63%	(27.50	%)(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,520		$6,627	$7,253
Ratio of net expenses to average net assets	0.99	%(d)	0.99%	0.99	%(d)
Ratio of net investment income to average net assets	0.86	%(d)	1.56%	1.88	%(d)
Ratio of gross expenses to average net assets	1.45	%(d)	2.21%	2.22	%(d)
Portfolio turnover rate(e)	12.44	%(c)	18.44%	11.47	%(c)

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW High Yield Bond Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$8.71		$8.32	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.27		0.51	0.43
Net realized and unrealized gains (losses) from investments and foreign currency	0.43		0.39	(1.67)

Total from investment operations	0.70		0.90	(1.24)

Less distributions paid:
From net investment income	(0.27)		(0.51)	(0.44)

Total distributions paid	(0.27)		(0.51)	(0.44)

Change in net asset value	0.43		0.39	(1.68)

Net asset value, end of period	$9.14		$8.71	$8.32

Total return	8.18	%(c)	10.98%	(12.75	%)(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$9,084		$13,153	$11,184
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	6.13	%(d)	5.87%	5.01	%(d)
Ratio of gross expenses to average net assets	1.11	%(d)	1.31%	1.90	%(d)
Portfolio turnover rate(e)	18.23	%(c)	74.03%	31.64	%(c)

(a)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022(a)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019

Net asset value, beginning of period	$12.66		$12.71	$15.60		$11.46	$12.50	$13.69

Income (loss) from investment operations:
Net investment income(b)	0.12		0.20	0.14		0.03	0.08	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	1.56		1.37	(1.10)		4.74	(0.58)	0.39

Total from investment operations	1.68		1.57	(0.96)		4.77	(0.50)	0.61

Less distributions paid:
From net investment income	(0.11)		(0.19)	(0.11)		(0.05)	(0.10)	(0.20)
From net realized gains	(0.85)		(1.43)	(1.82)		(0.58)	(0.44)	(1.60)

Total distributions paid	(0.96)		(1.62)	(1.93)		(0.63)	(0.54)	(1.80)

Change in net asset value	0.72		(0.05)	(2.89)		4.14	(1.04)	(1.19)

Net asset value, end of period	$13.38		$12.66	$12.71		$15.60	$11.46	$12.50

Total return	13.91	%(c)	12.28%	(7.11	%)(c)	42.90%	(4.25%)	6.38%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$37,926		$35,078	$35,215		$39,445	$30,593	$35,956
Ratio of net expenses to average net assets	0.73	%(d)	0.73%	0.78	%(d)	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.82	%(d)	1.51%	1.03	%(d)	0.24%	0.70%	1.78%
Ratio of gross expenses to average net assets	0.81	%(d)	0.73%	0.98	%(d)	1.77%	1.88%	1.74%
Ratio of expense recoupment to average net assets	—		0.02%	—		—	—	—
Portfolio turnover rate(e)	23.66	%(c)	21.24%	46.37	%(c)	29.00%	64.00%	46.00%

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated December 4, 2020. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the Regnan Global Equity Impact Solutions, the TSW High Yield Bond Fund, the TSW Large Cap Value Fund and the TSW Emerging Markets Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.

Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2024, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective

JOHCM Emerging Markets Discovery Fund	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation

JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation

JOHCM Global Select Fund	Advisor Shares: March 22, 2013 Institutional Class Shares: March 22, 2013	to seek long-term capital appreciation

JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a focused portfolio of international equity securities

JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation

Regnan Global Equity Impact Solutions	Institutional Shares: August 23, 2021	to seek to achieve long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges

TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation

TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation

TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to July 19, 2021, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund were each a series of Advisers Investment Trust (together the “AIT Predecessor Funds”; each an “AIT Predecessor Fund”). On July 19, 2021 the AIT

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Predecessor Funds were reorganized into Perpetual Americas Funds Trust. Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund (the “TSW Predecessor Fund”), which was reorganized into the Perpetual Americas Funds Trust on December 6, 2021.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by a third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2024 in valuing a Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

JOHCM Emerging Markets Discovery Fund
Common Stocks:
Malaysia	$—	$1,798,923	$—	$1,798,923
Mexico	561,232	1,030,164	—	1,591,396
Philippines	—	1,273,517	—	1,273,517
Russia	—	—	—**	—
Other*	55,183,987	—	—	55,183,987

Total common stocks	$55,745,219	$4,102,604	$—	$59,847,823

Equity-Linked Securities	$—	$1,112,387	$—	$1,112,387
Preferred stocks*	932,789	—	—	932,789
Short-Term Investments	1,040,611	—	—	1,040,611

Total Investments	$57,718,619	$5,214,991	$—	$62,933,610

JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Mexico	$31,724,625	$64,192,458	$—	$95,917,083
Russia	—	—	—**	—
Other*	772,340,201	—	—	772,340,201

Total common stocks	$804,064,826	$64,192,458	$—	$868,257,284

Preferred stocks	$40,861,662	$—	$—	$40,861,662
Short-Term Investments	20,579,318	—	—	20,579,318

Total Investments	$865,505,806	$64,192,458	$—	$929,698,264

JOHCM Global Select Fund
Common Stocks:
Denmark	$—	$3,103,737	$—	$3,103,737
Other*	57,539,448	—	—	57,539,448

Total common stocks	$57,539,448	$3,103,737	$—	$60,643,185

Short-Term Investments	$769,346	$—	$—	$769,346

Total Investments	$58,308,794	$3,103,737	$—	$61,412,531

JOHCM International Opportunities Fund
Common Stocks*	$29,496,148	$—	$—	$29,496,148
Short-Term Investments	1,388,649	—	—	1,388,649

Total Investments	$30,884,797	$—	$—	$30,884,797

JOHCM International Select Fund
Common Stocks:
Denmark	$—	$293,947,345	$—	$293,947,345
Other*	4,807,899,976	—	—	4,807,899,976

Total common stocks	$4,807,899,976	$293,947,345	$—	$5,101,847,321

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Preferred stocks	$122,242,941	$—	$—	$122,242,941
Short-Term Investments	54,532,287	—	—	54,532,287

Total Investments	$4,984,675,204	$293,947,345	$—	$5,278,622,549

Regnan Global Equity Impact Solutions
Closed-End Funds	$47,168	$—	$—	$47,168
Common Stocks:
Denmark	—	235,968	—	235,968
Norway	—	76,120	—	76,120
Other*	3,320,907	—	—	3,320,907

Total common stocks	$3,320,907	$312,088	$—	$3,632,995

Short-Term Investments	$112,420	$—	$—	$112,420

Total Investments	$3,480,495	$312,088	$—	$3,792,583

TSW Emerging Markets Fund
Common Stocks:
Malaysia	$—	$86,429	$—	$86,429
Mexico	—	442,792	—	442,792
Thailand	—	172,169	—	172,169
Other*	6,751,762	—	—	6,751,762

Total common stocks	$6,751,762	$701,390	$—	$7,453,152

Preferred stocks	$28,951	$—	$—	$28,951
Short-Term Investments	39,358	—	—	39,358

Total Investments	$6,820,071	$701,390	$—	$7,521,461

TSW High Yield Bond Fund
Corporate Bonds*	$—	$8,467,111	$—	$8,467,111
Foreign Issuer Bonds*	—	439,191	—	439,191
Short-Term Investments	58,806	—	—	58,806

Total Investments	$58,806	$8,906,302	$—	$8,965,108

TSW Large Cap Value Fund
Common Stocks*	$34,408,793	$—	$—	$34,408,793
Short-Term Investments	3,519,349	—	—	3,519,349

Total Investments	$37,928,142	$—	$—	$37,928,142

*	See additional categories in the Schedule of Investments.

**	Amount is $0.

As of March 31, 2024, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments. These investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. There was no other Level 3 activity during the year. The value of these securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2024, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Value	% of Net Assets

JOHCM Emerging Markets Discovery Fund	CLSA Global Markets Pte. Ltd.	$1,112,387	1.8%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2024.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.

EXPENSE ALLOCATIONS

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
JOHCM Emerging Markets Discovery Fund	Annually
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Global Select Fund	Annually
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
Regnan Global Equity Impact Solutions	Annually
TSW Emerging Markets Fund	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

U.S. FEDERAL INCOME TAX INFORMATION

No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large Cap Value Fund, U.S. federal income tax returns for the tax years ended September 30, 2020 through September 30, 2023, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund’s U.S. federal income tax returns for the tax years ended October 31, 2020 through October 31, 2021, and for the tax years ended September 30, 2022 through September 30, 2023 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CAPITAL GAIN TAXES

Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Discovery Fund and JOHCM Emerging Markets Opportunities Fund paid $234,962 and $3,595,004, respectively, in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

OTHER RISKS

Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and non-U.S. withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Specific risks vary greatly between the various Eastern European markets, but they include, among others, corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

For example, in February 2022, Russia commenced a military invasion of Ukraine. This outbreak of hostilities could result in more widespread conflict and have a severe adverse effect on the region and the markets for securities and commodities. Russia’s invasion of Ukraine has led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries and organizations against Russia and Belarus. Russia’s invasion and the resulting sanctions could adversely affect global energy, commodity and financial markets, and thus could affect the value of the Funds’ investments and broader global markets and economies, even beyond any direct exposure the Funds may have to Russian or Ukrainian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial, and may put significant pressure on global financial systems, including on banks and custodians. The market capitalizations of many Russian companies have already experienced significant declines, and Russia closed its securities markets for an extended period of time, before reopening with limited trading. These market disruptions may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions and other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a Fund or the broader global markets. Any or all of these potential results could lead Russian and other economic regions into a recession.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.

Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Emerging Markets Discovery Fund	Advisor	1.30%(a)	1.59%(b)
JOHCM Emerging Markets Discovery Fund	Institutional	1.30%(a)	1.49%(c)
JOHCM Emerging Markets Opportunities Fund	Advisor	0.90%	1.14%(d)
JOHCM Emerging Markets Opportunities Fund	Investor	0.90%	1.29%(e)
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%	1.04%
JOHCM Global Select Fund	Advisor	0.89%	1.08%
JOHCM Global Select Fund	Institutional	0.89%	0.98%
JOHCM International Opportunities Fund	Institutional	0.75%	0.50%(f)
JOHCM International Select Fund	Investor	0.89%	1.21%
JOHCM International Select Fund	Institutional	0.89%	0.98%
Regnan Global Equity Impact Solutions	Institutional	0.75%	0.89%
TSW Emerging Markets Fund	Institutional	0.80%	0.99%
TSW High Yield Bond Fund	Institutional	0.50%	0.65%
TSW Large Cap Value Fund	Institutional	0.58%	0.73%

(a)	Effective April 1, 2024 the advisory fee is 1.05%.

(b)	Effective April 1, 2024 the expense limit is 1.34%.

(c)	Effective April 1, 2024 the expense limit is 1.24%.

(d)	Prior to January 28, 2024 the expense limit was 1.12%.

(e)	Prior to January 28, 2024 the expense limit was 1.27%.

(f)	Represents the overall expense limit pursuant to the supplemental expense limitation agreement. The limit pursuant to the primary expense limitation agreement is 0.88%.

The expense limitation agreement is effective until February 1, 2025 for the Funds, excluding JOHCM International Opportunities Fund. The primary and supplemental expense limitation agreements for JOHCM International Opportunities Fund are effective until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, including prior waivers or reimbursements in the AIT Predecessor Funds that were available for recoupment by J O Hambro Capital Management Limited at the time of the AIT reorganizations, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. Amounts waived or reimbursed pursuant to the supplemental expense limitation agreement for the JOHCM International Opportunities Fund are not subject to repayment in future years. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund. For its services, the Sub-Adviser is paid a fee of 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund, respectively, by the Adviser.

For the six months ended March 31, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
JOHCM Emerging Markets Discovery Fund	$362,328	$70,687	$—
JOHCM Emerging Markets Opportunities Fund	4,061,013	1,069	—
JOHCM Global Select Fund	282,077	43,454	—
JOHCM International Opportunities Fund	40,612	58,931	—
JOHCM International Select Fund	23,889,799	48,110	—
Regnan Global Equity Impact Solutions	25,886	44,401	—
TSW Emerging Markets Fund	28,049	16,131	—
TSW High Yield Bond Fund	26,947	24,967	—
TSW Large Cap Value Fund	104,868	15,005	—

The balances of recoverable expenses to PAFS by the Funds at March 31, 2024 were as follows:

For the year ended:	Expiring	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions	TSW Emerging Markets Fund		TSW High Yield Bond Fund		TSW Large Cap Value Fund

September 30 2021	September 30, 2024	$121,344	$—	$—	$47,711	$—	$16,338	$—		$—		$—
September 30, 2022	September 30, 2025	108,217	—	26,536	52,934	—	250,001	84,709	*	135,241	**	40,060	***
September 30, 2023	September 30, 2026	165,037	8,080	69,362	63,071	290,951	56,432	85,549		79,563		—
Six months ended March 31, 2024	September 30, 2027	70,687	1,069	43,454	58,931	48,110	44,401	16,131		24,967		15,005

Balances of Recoverable Expenses to JOHCM		$465,285	$9,149	$139,352	$222,647	$339,061	$367,172	$186,389		$239,771		$55,065

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
***	For the period from December 6, 2021 to September 30, 2022.

Perpetual Americas Funds Distributors, LLC (f/k/a JOHCM Funds Distributors, LLC) (the “Distributor”) provides distribution services to the Funds, pursuant to a distribution agreement with the Trust on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.

Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (“ACA Group”) provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

PAFS and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. Total fees paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.

PAFS and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Class shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional” fees in the Statements of Operations.

Certain officers of the Trust are affiliated with PAFS,ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2024, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2024, the aggregate Trustee compensation paid by the Trust was $325,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations. Effective April 1, 2024 the Trust will pay each Independent Trustee compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers, and reimbursement for certain expenses.

C.	Rule 12b-1 Plan

The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “12b-1 Fees” on the Statements of Operations.

D.	Credit Agreements

The Trust, on behalf of certain of the Funds, entered into a $100 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes effective July 19, 2021 and amended July 18, 2022 and July 17, 2023. The Credit Agreement will expire on July 16, 2024 unless extended or renewed. The Credit Agreement permits the applicable Funds to borrow up to an aggregate amount of $100 million, $50 million of which is committed and $50 million of which is uncommitted. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.40%.

During the six months ended March 31, 2024, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate

JOHCM Emerging Markets Opportunities Fund	$8,623,333	15	6.62%
JOHCM Global Select Fund	774,435	23	6.61
JOHCM International Select Fund	9,750,000	1	6.61
Regnan Global Equity Impact Solutions	601,176	17	6.54

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Select Fund, and Regnan Global Equity Impact Solutions incurred interest expense of $23,778, $3,103, $1,790 and $2,442, respectively, related to borrowings under the Credit Agreements during the six months ended March 31, 2024. The amounts are included in the “Interest Expense” on the Statements of Operations.

E.	Investment Transactions

For the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Emerging Markets Discovery Fund	$37,690,511	$33,123,779
JOHCM Emerging Markets Opportunities Fund	160,216,106	240,427,184
JOHCM Global Select Fund	28,500,116	50,635,951
JOHCM International Opportunities Fund	27,733,874	1,743,969
JOHCM International Select Fund	1,652,633,491	2,487,963,184
Regnan Global Equity Impact Solutions	1,762,454	8,272,577
TSW Emerging Markets Fund	1,190,149	856,472
TSW High Yield Bond Fund	1,938,621	6,365,469
TSW Large Cap Value Fund	7,788,387	9,718,224

F.	U.S. Federal Income Tax

As of March 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Emerging Markets Discovery Fund	$53,032,111	$11,556,733	$(1,655,234)	$9,901,499
JOHCM Emerging Markets Opportunities Fund	875,933,631	140,612,021	(86,847,388)	53,764,633
JOHCM Global Select Fund	45,178,289	17,710,566	(1,476,324)	16,234,242
JOHCM International Opportunities Fund	29,408,502	1,800,133	(323,838)	1,476,295
JOHCM International Select Fund	4,030,482,020	1,345,489,745	(97,349,216)	1,248,140,529
Regnan Global Equity Impact Solutions	3,335,278	995,295	(537,990)	457,305
TSW Emerging Markets Fund	7,211,796	1,022,954	(713,289)	309,665
TSW High Yield Bond Fund	9,020,365	164,511	(219,768)	(55,257)
TSW Large Cap Value Fund	31,587,917	8,360,945	(2,020,720)	6,340,225

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2023 and September 30, 2022 were as follows:

	Distributions From
Fund	Ordinary Income* 2023	Long-Term Capital Gains 2023		Ordinary Income* 2022	Long-Term Capital Gains 2022

JOHCM Emerging Markets Discovery Fund	$440,724	$—		$8,448,031	$4,042,780
JOHCM Emerging Markets Opportunities Fund	15,460,229	—		34,384,294	—
JOHCM Global Select Fund	1,328,041	20,006,011	***	10,311,082	85,105,952	**
JOHCM International Opportunities Fund	38,383	—		261,431	109,197
JOHCM International Select Fund	97,456,711	—		234,506,832	1,028,090,909
Regnan Global Equity Impact Solutions	12,268	—		—	—
TSW Emerging Markets Fund	137,485	—		—	—
TSW High Yield Bond Fund	727,639	—		499,723	—
TSW Large Cap Value Fund	738,192	3,372,912	***	2,034,512	3,010,215	**

*	Ordinary income includes short-term capital gains, if any.
**

The amounts do not include tax equalization utilized of $5,900,925 and $263,881 in net long term capital gains in which the JOHCM Global Select Fund and TSW Large Cap Value Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

***

The amounts do not include tax equalization utilized of $5,425,075 and $114,889 in net long term capital gains in which the JOHCM Global Select Fund and TSW Large Cap Value Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of the latest tax year ended September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

JOHCM Emerging Markets Discovery Fund	$378,655	$—	$(1,589,032)	$—	$3,726,273	$2,515,897
JOHCM Emerging Markets Opportunities Fund	15,976,556	—	(73,485,265)	—	2,970,660	(54,538,049)
JOHCM Global Select Fund	951,791	5,381,755	—	—	9,604,337	15,937,883
JOHCM International Opportunities Fund	36,463	—	(10,601)	—	135,312	161,174
JOHCM International Select Fund	104,424,608	—	(799,645,731)	—	252,452,136	(442,768,987)
Regnan Global Equity Impact Solutions	37,453	—	(1,819,581)	—	(706,114)	(2,488,242)
TSW Emerging Markets Fund .	197,350	—	(948,685)	—	(515,664)	(1,266,999)
TSW High Yield Bond Fund	30,181	—	(743,450)	(27,972)	(737,490)	(1,478,731)
TSW Large Cap Value Fund	151,291	2,233,649	—	—	4,289,642	6,674,582

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

As of the tax year ended September 30, 2023, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

JOHCM Emerging Markets Discovery Fund	$1,589,032	$—
JOHCM Emerging Markets Opportunities Fund	37,367,217	36,118,048
JOHCM International Opportunities Fund	10,601	—
JOHCM International Select Fund	799,645,731	—
Regnan Global Equity Impact Solutions*	1,545,855	273,726
TSW Emerging Markets Fund	876,179	72,506
TSW High Yield Bond Fund*	48,999	694,451

*

A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by tax law to offset future net capital gains, if any

G.	Capital Share Transactions

Transactions in dollars for fund shares for the six months ended March 31, 2024, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Emerging Markets Discovery Fund	Advisor Shares	$2,279,013	$34,509	$(824,137)	$1,489,385
JOHCM Emerging Markets Discovery Fund	Institutional Shares	10,731,690	345,061	(7,729,391)	3,347,360
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	5,561,647	622,846	(3,586,873)	2,597,620
JOHCM Emerging Markets Opportunities Fund	Investor Shares	7,323,373	383,614	(6,602,018)	1,104,969
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	157,795,095	11,555,983	(239,559,923)	(70,208,845)
JOHCM Global Select Fund	Advisor Shares	800	1,274,018	(10,548,069)	(9,273,251)
JOHCM Global Select Fund	Institutional Shares	10,680,890	4,387,575	(22,245,501)	(7,177,036)
JOHCM International Opportunities Fund	Institutional Shares	26,682,476	789	—	26,683,265
JOHCM International Select Fund	Investor Shares	3,993,925	6,186,142	(12,346,427)	(2,166,360)
JOHCM International Select Fund	Institutional Shares	326,222,922	62,386,683	(1,215,900,543)	(827,290,938)
Regnan Global Equity Impact Solutions	Institutional Shares	657,518	44,396	(7,171,930)	(6,470,016)
TSW Emerging Markets Fund	Institutional Shares	506,950	—	—	506,950
TSW High Yield Bond Fund	Institutional Shares	1,173,281	254,457	(6,059,921)	(4,632,183)
TSW Large Cap Value Fund	Institutional Shares	1,107,804	2,579,455	(2,967,546)	719,713

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Transactions in shares of fund shares for the six months ended March 31, 2024, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Emerging Markets Discovery Fund	Advisor Shares	168,022	2,610	(61,468)	109,164
JOHCM Emerging Markets Discovery Fund	Institutional Shares	774,085	26,141	(556,453)	243,773
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	525,887	59,889	(341,162)	244,614
JOHCM Emerging Markets Opportunities Fund	Investor Shares	706,696	36,921	(638,858)	104,759
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	14,853,476	1,109,020	(22,842,123)	(6,879,627)
JOHCM Global Select Fund	Advisor Shares	58	105,204	(828,335)	(723,073)
JOHCM Global Select Fund	Institutional Shares	806,009	361,713	(1,765,147)	(597,425)
JOHCM International Opportunities Fund	Institutional Shares	2,244,143	69	—	2,244,212
JOHCM International Select Fund	Investor Shares	174,151	275,920	(534,448)	(84,377)
JOHCM International Select Fund	Institutional Shares	14,320,095	2,792,600	(52,185,043)	(35,072,348)
Regnan Global Equity Impact Solutions	Institutional Shares	92,355	5,677	(908,766)	(810,734)
TSW Emerging Markets Fund	Institutional Shares	56,857	—	—	56,857
TSW High Yield Bond Fund	Institutional Shares	135,080	28,354	(680,542)	(517,108)
TSW Large Cap Value Fund	Institutional Shares	89,006	207,455	(232,736)	63,725

Transactions in dollars for fund shares for the year ended September 30, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Emerging Markets Discovery Fund	Advisor Shares	$2,898,113	$72,324	$(9,444,116)	$(6,473,679)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	26,443,371	217,933	(11,009,644)	15,651,660
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	32,523,387	969,196	(67,874,797)	(34,382,214)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	34,610,871	536,155	(21,879,503)	13,267,523
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	430,328,400	10,912,961	(195,129,437)	246,111,924
JOHCM Global Select Fund	Advisor Shares	1,067,323	2,330,798	(13,719,027)	(10,320,906)
JOHCM Global Select Fund	Institutional Shares	11,863,544	16,763,683	(232,537,322)	(203,910,095)
JOHCM International Opportunities Fund	Institutional Shares	4,100	—	—	4,100
JOHCM International Select Fund	Investor Shares	9,488,689	4,640,813	(108,048,793)	(93,919,291)
JOHCM International Select Fund	Institutional Shares	936,828,719	56,232,368	(3,142,447,740)	(2,149,386,653)
Regnan Global Equity Impact Solutions	Institutional Shares	7,133,550	10,899	(6,486,651)	657,798
TSW Emerging Markets Fund	Institutional Shares	—	—	(2,100,000)	(2,100,000)
TSW High Yield Bond Fund	Institutional Shares	6,589,668	319,451	(5,582,391)	1,326,728
TSW Large Cap Value Fund	Institutional Shares	4,654,485	4,046,455	(8,902,633)	(201,693)

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Transactions in shares of fund shares for the year ended September 30, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Emerging Markets Discovery Fund	Advisor Shares	229,069	6,522	(743,797)	(508,206)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	2,231,246	19,651	(956,725)	1,294,172
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	3,050,492	93,282	(6,313,289)	(3,169,515)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	3,259,999	51,603	(2,032,579)	1,279,023
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	40,334,819	1,048,315	(18,352,495)	23,030,639
JOHCM Global Select Fund	Advisor Shares	84,370	182,951	(1,094,465)	(827,144)
JOHCM Global Select Fund	Institutional Shares	930,451	1,312,739	(18,129,928)	(15,886,738)
JOHCM International Opportunities Fund	Institutional Shares	379	—	—	379
JOHCM International Select Fund	Investor Shares	451,269	223,870	(5,285,079)	(4,609,940)
JOHCM International Select Fund	Institutional Shares	44,887,078	2,720,482	(154,046,382)	(106,438,822)
Regnan Global Equity Impact Solutions	Institutional Shares	982,085	1,485	(899,946)	83,624
TSW Emerging Markets Fund	Institutional Shares	—	—	(248,521)	(248,521)
TSW High Yield Bond Fund	Institutional Shares	772,449	36,554	(643,085)	165,918
TSW Large Cap Value Fund	Institutional Shares	360,491	313,606	(673,937)	160

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

As of March 31, 2024, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:

		%
Fund	Class	Ownership

JOHCM Emerging Markets Discovery Fund	Advisor Shares	0.3
JOHCM Emerging Markets Discovery Fund	Institutional Shares	10.2
JOHCM International Opportunities Fund	Institutional Shares	88.6
Regnan Global Equity Impact Solutions	Institutional Shares	46.0
TSW Emerging Markets Fund	Institutional Shares	98.5
TSW High Yield Bond Fund	Institutional Shares	2.5
TSW Large Cap Value Fund	Institutional Shares	8.8

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2023 and held for the entire period through March 31, 2024.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid* 10/1/23-3/31/24

JOHCM Emerging Markets Discovery Fund	Advisor Shares	1.59%	$1,000.00	$1,145.90	$8.53
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1.49%	1,000.00	1,146.70	8.00
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.13%	1,000.00	1,107.50	5.95
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.28%	1,000.00	1,106.60	6.74
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.05%	1,000.00	1,107.60	5.53
JOHCM Global Select Fund	Advisor Shares	1.09%	1,000.00	1,259.00	6.16
JOHCM Global Select Fund	Institutional Shares	0.99%	1,000.00	1,259.90	5.59
JOHCM International Opportunities Fund	Institutional Shares	0.50%	1,000.00	1,163.90	2.70
JOHCM International Select Fund	Investor Shares	1.21%	1,000.00	1,194.50	6.64
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	1,195.80	5.38
Regnan Global Equity Impact Solutions	Institutional Shares	0.96%	1,000.00	1,201.90	5.28
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	1,086.60	5.16
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	1,081.80	3.38
TSW Large Cap Value Fund	Institutional Shares	0.73%	1,000.00	1,139.10	3.90

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183) and divided by the number of days in the current year (366).

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

Hypothetical Expense Example

			Beginning	Ending	Expenses
		Expense	Account Value	Account Value	Paid*
Fund	Class	Ratio	10/1/2023	3/31/2024	10/1/23-3/31/24

JOHCM Emerging Markets Discovery Fund	Advisor Shares	1.59%	$1,000.00	$1,017.05	$8.02
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1.49%	1,000.00	1,017.55	7.52
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.13%	1,000.00	1,019.35	5.70
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.28%	1,000.00	1,018.60	6.46
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.05%	1,000.00	1,019.75	5.30
JOHCM Global Select Fund	Advisor Shares	1.09%	1,000.00	1,019.55	5.50
JOHCM Global Select Fund	Institutional Shares	0.99%	1,000.00	1,020.05	5.00
JOHCM International Opportunities Fund	Institutional Shares	0.50%	1,000.00	1,022.50	2.53
JOHCM International Select Fund	Investor Shares	1.21%	1,000.00	1,018.95	6.11
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	1,020.10	4.95
Regnan Global Equity Impact Solutions	Institutional Shares	0.96%	1,000.00	1,020.20	4.85
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	1,020.05	5.00
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	1,021.75	3.29
TSW Large Cap Value Fund	Institutional Shares	0.73%	1,000.00	1,021.35	3.69

*

Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (183) and divided by the number of days in the current year (366).

B. Board Approval of Investment Advisory Agreement for the Funds and Investment Subadvisory Agreements for the TSW Funds and the Trillium Funds

Section 15(c) of the 1940 Act requires that the investment advisory agreement between an investment adviser and a registered investment company and the investment subadvisory agreement between an investment adviser and investment subadviser be approved by the vote of a majority of the board of trustees, including a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), cast in-person at a meeting called for the purpose of voting on such approval. It is the duty of a board to request and evaluate and the duty of the investment adviser and the investment subadviser to furnish such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement and investment subadvisory agreement. At a meeting held on December 14-15, 2023 (the “Meeting”), the Board formally considered and approved: (i) the investment advisory agreement between the Trust, on behalf of the Funds and PAFS, (ii) the investment subadvisory agreement between Trillium Asset Management LLC and the Adviser with respect to Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund and (iii) the investment subadvisory agreement between TSW and the Adviser with respect to the TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund (together, the “Agreements”).

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

Prior to and at the Meeting, the Board requested, and the Adviser, Thompson, Siegel & Walmsley LLC (“TSW”), and Trillium Asset Management, LLC (“Trillium,” and together with TSW, the “Subadvisers”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds, by TSW to the TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund (the “TSW Funds”), and by Trillium to the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund (the “Trillium Funds”); (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds, by TSW from its relationship with the TSW Funds, and by Trillium from its relationship with the Trillium Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreements (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Board also relied substantially on materials previously provided in connection with the initial approval of the Trillium Funds’ Advisory Agreements at meetings held in June and July 2023 (the “2023 Trillium Advisory Agreement Meeting Materials”).2 In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:

Nature, Extent and Quality of the Services

The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser, to the TSW Funds by TSW, and to the Trillium Funds by Trillium. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and the Subadvisers on its respective personnel and operations, the Adviser’s experience with the investment strategy and risks of each Fund, TSW’s experience with the investment strategy and risks of each TSW Fund, and Trillium’s experience with the investment strategy and risks of each Trillium Fund. The Board reviewed each of the Adviser and Subadvisers’ investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by each of the Adviser, TSW, and Trillium, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by each of the Adviser, TSW, and Trillium.

1 Each of the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund has a predecessor fund which was reorganized into the Perpetual Americas Funds Trust (the “Trust”) effective July 19, 2021. TSW Large Cap Value Fund has a predecessor fund which was reorganized into the Trust effective December 6, 2021, and each of the Trillium ESG Global Equity Fund and the Trillium ESG Small/Mid Cap Fund has a predecessor Fund which was reorganized into the Trust effective October 30, 2023.

2 The Board received materials relating to the initial approval of the Trillium Funds at the June 14-15, 2023 and July 26, 2023 Board meetings. At the Meeting, the Board was asked to consider approval of the Trillium Funds’ Advisory Agreements in order to align their renewal schedule with the other series of the Trust. For purposes of considering the approval of the Trillium Funds’ Advisory Agreements, the Board was asked to rely on the 2023 Trillium Advisory Agreement Meeting Materials. The Adviser and Trillium confirmed that, the previously provided information remained true and correct in all material respects, and neither the Adviser nor Trillium was aware of any developments that would preclude the Board from relying on the previously provided information for the purposes of its approvals. The Adviser and Trillium also confirmed that independent performance comparison information for the 12 months ended October 31, 2023 and expense comparison information as of June 30, 2023, prepared by Broadridge Financial Solutions and provided to the Board at the Meeting, was also relied upon in the Board’s consideration of whether to approve the Trillium Funds’ Advisory Agreements.

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

Performance and Profits

The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year, five-year and ten-year periods (as available) ended on October 31, 2023. The Board considered a report prepared by an industry standard independent service provider, Broadridge Financial Solutions (the “Broadridge Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and TSW on a consolidated basis included in the Board Materials. With respect to the Trillium Funds, the Trustees relied on the proforma profitability analysis of the Trillium Funds for the twelve-month period ending December 31, 2023 previously provided to the Board at the June 2023 meeting. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.

With respect to the JOHCM Emerging Markets Discovery Fund, the Board noted that the Fund’s contractual management fee3 ranked 10 out of 10 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 1.322% compared to a median contractual management fee of 1.050% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked seven out of 10 amongst the Fund’s Expense Group and 318 out of 356 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.490% compared to a median total expense of 1.242% for the Expense Group and 1.060% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 143 out of 793, 27 out of 705, and 9 out of 637 among the Fund’s performance universe over the one-, three-, and five-year periods ended October 31, 2023, respectively. The Fund’s returns were 15.460%, 7.310%, and 9.390% compared to a median return of the performance universe of 10.840%, - 3.870%, and 1.840% over the one-, three-, and five-year periods ended October 31, 2023, respectively.

Turning to the JOHCM Emerging Markets Opportunities Fund, the Board noted that the Fund’s contractual management fee ranked four out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.922% compared to a median contractual management fee of 1.043% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 159 out of 356 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.040% compared to a median total expense of 1.059% for the Expense Group and 1.060% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 730 out of 793, 203 out of 705, 309 out of 637, and 85 out of 377 among the Fund’s performance universe over the one-, three-, five- and ten-year periods ended October 31, 2023, respectively. The Fund’s returns were 3.630%, - 1.030%, 1.910% and 2.190% compared to a median return of the performance universe of 10.840%, - 3.870%, 1.840% and 1.080% over the one-, three-, five- and ten-year periods ended October 31, 2023, respectively.

With respect to the JOHCM Global Select Fund, the Board noted that the Fund’s contractual management fee ranked 11 out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.912% compared to a median contractual management fee of 0.850% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked six out of 13 among the Fund’s Expense Group and 103 out of 151 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.986% compared to a median total expense of 0.992% for the Expense Group and 0.899% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 326 out of 340, 257 out of 309, 246 out of 264, and 166 out of 180 among the Fund’s performance universe over the one-, three-, five- and ten-year periods ended October 31, 2023, respectively. The Fund’s returns were - 2.040%, - 1.560%, 4.600% and 5.390% compared to a median return of the performance universe of 10.800%, 2.160%, 7.900% and 7.660% over the one-, three-, five-and ten-year periods ended October 31, 2023, respectively.

3Broadridge combines the advisory fee and administrator fee into a management fee that Broadbridge recommends boards focus on.

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Board noted that regarding the JOHCM International Opportunities Fund’s contractual management fee, the Fund ranked five out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.772% compared to a median contractual management fee of 0.837% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked two out of 14 among the Fund’s Expense Group and 102 out of 316 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.778% compared to a median total expense of 0.929% for the Expense Group and 0.861% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 7 out of 725, 15 out of 680, and 62 out of 623 among the Fund’s performance universe over the one-, three-, and five-year periods ended October 31, 2023, respectively. The Fund’s returns were 20.310%, 8.530%, and 5.880% compared to a median return of the performance universe of 13.310%, 4.105%, and 3.950% over the one-, three-, and five-year periods ended October 31, 2023, respectively.

With respect to the JOHCM International Select Fund, the Board noted that the Fund’s contractual management fee ranked 12 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.912% compared to a median contractual management fee of 0.850% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 10 out of 15 among the Fund’s Expense Group and 145 out of 213 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.981% compared to a median total expense of 0.917% for the Expense Group and 0.879% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 118 out of 403, 279 out of 372, 274 out of 321, and 79 out of 219 among the Fund’s performance universe over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively. The Fund’s returns were 11.780%, -4.420%, 1.960%, and 4.020% compared to a median return of the performance universe of 9.920%, - 1.425%, 3.990%, and 3.430% over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively.

With respect to Regnan Global Equity Impact Solutions, the Board noted that the Fund’s contractual management fee ranked four out of nine among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.772% compared to a median contractual management fee of 0.825% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked five out of nine among the Fund’s Expense Group and 185 out of 401 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.893% compared to a median total expense of 0.893% for the Expense Group and 0.900% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 99 out of 149 among the Fund’s performance universe over the one-year period ended October 31, 2023. The Fund’s returns were - 3.420% compared to a median return of the performance universe of 1.000% over the one-year period ended October 31, 2023.

The Board noted that, because the Regnan Sustainable Water and Waste Fund was not yet in operation, the Fund had no performance history. The Board noted, however, that the personnel that would be involved in managing the Regnan Sustainable Water and Waste Fund had each previously managed a separate account that utilized a substantially similar investment strategy to that proposed for the Regnan Sustainable Water and Waste Fund.

The Board noted that the Adviser would receive an advisory fee of 0.75% of the average daily net assets of the Regnan Sustainable Water and Waste Fund. The Board further noted that, under the Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) of Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of the Regnan Sustainable Water and Waste Fund to 0.89%, 0.99%, 1.14%, and 0.89%, respectively through February 1, 2025.

The Board also reviewed comparative data from the Adviser on the advisory fees received for the separate accounts that utilize a substantially similar investment strategy to that proposed for the Regnan Water and Waste Fund. After considering the comparative data provided by the Adviser, the Board concluded that the proposed investment advisory fees and expense ratios after waiver or reimbursement were reasonable.

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

With respect to the TSW Emerging Markets Fund, the Board noted that the Fund’s contractual management fee ranked four out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.822% compared to a median contractual management fee of 0.964% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 12 among the Fund’s Expense Group and 155 out of 416 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.990% compared to a median total expense of 0.997% for the Expense Group and 1.057% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 42 out of 793 among the Fund’s performance universe over the one-year period ended October 31, 2023. The Fund’s returns were 18.430% compared to a median return of the performance universe of 10.840% over the one-year period ended October 31, 2023.

The Board noted that the TSW High Yield Bond Fund contractual management fee ranked 14 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.872% compared to a median contractual management fee of 0.585% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked four out of 15 among the Fund’s Expense Group and 131 out of 338 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.650% compared to a median total expense of 0.721% for the Expense Group and 0.700% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 73 out of 677 among the Fund’s performance universe over the one-year period ended October 31, 2023. The Fund’s returns were 7.610% compared to a median return of the performance universe of 5.500% over the one-year period ended October 31, 2023.

With respect to the TSW Large Cap Value Fund, the Board noted that the Fund’s contractual management fee ranked 13 out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 1.032% compared to a median contractual management fee of 0.724% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked four out of 14 among the Fund’s Expense Group and 247 out of 528 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.730% compared to a median total expense of 0.889% for the Expense Group and 0.740% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 226 out of 1162, 105 out of 1086, 150 out of 1034, and 126 out of 784 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively. The Fund’s returns were 3.350%, 14.780%, 9.020%, and 8.690% compared to a median return of the performance universe of 0.215%, 11.270%, 7.035%, and 7.555% over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively.

With respect to the Trillium ESG Global Equity Fund, the Board noted that the Fund’s contractual management fee ranked nine out of nine among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.914% compared to a median contractual management fee of 0.761% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked nine out of nine among the Fund’s Expense Group and 346 out of 471 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.031% compared to a median total expense of 0.888% for the Expense Group and 0.900% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 255 out of 359, 251 out of 336, 49 out of 286, and 28 out of 188 among the Fund’s performance universe over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively. The Fund’s returns were 6.850%, 4.810%, 8.320%, and 7.430% compared to a median return of the performance universe of 9.340%, 6.415%, 6.645%, and 6.200% over the one-, three-, five-, and ten-year periods ended October 31, 2023, respectively.

With respect to the Trillium ESG Small/Mid Cap Fund, the Board noted that the Fund’s contractual management fee ranked five out of six among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.900% compared to a median contractual management fee of 0.766% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked six out of six among the Fund’s Expense Group and 236 out of 377 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.980% compared to a median total expense of 0.918% for the Expense Group and 0.920% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 397 out of 409, 311 out of 374, and 299 out of 348 among the Fund’s performance universe over the one-, three-, and five-year periods ended October 31, 2023, respectively. The Fund’s returns were – 8.820%, 3.970%, and 4.500% compared to a median return of the performance universe of – 1.130%, 7.750%, and 6.590% over the one-, three-, and five-year periods ended October 31, 2023, respectively.

PERPETUAL AMERICAS FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2024 (Unaudited)

The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2025. After considering the comparative data, as described above, and as provided in the Board Materials, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale

In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and break even points for each of the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

C.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 (the “Rule”) under the 1940 Act. Pursuant to the Rule, each Fund has adopted a liquidity risk management program (the “LRMP”) that, among other things, provides for (i) the assessment, management, and review of liquidity risk, (ii) the classification of a Fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, (iii) the establishment of a highly liquid investment minimum where required, and (iv) the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 under the 1940 Act, which generally requires funds to notify the SEC when certain liquidity-related events occur.

The Board of the Trust appointed the Adviser as the administrator for each Fund’s LRMP. Pursuant to the LRMP, the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents and the concentration of investments, and by classifying the portfolio holdings of each Fund as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of the Funds’ investments, the Adviser utilizes a third-party provider of liquidity monitoring services. At the Board’s regular meeting on March 27-28, 2024, the Adviser as the administrator for each Fund’s LRMP provided a report to the Board on the operation and effectiveness of the LRMP for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”), noting that the Funds’ LRMP was adequate and operated effectively during the Reporting Period. No significant liquidity events impacting the Funds were noted in the reports, and there were no material changes to the LRMP during the Reporting Period.

D.	Other Information

Investors may obtain, without charge, a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling a Fund at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov.

PERPETUAL AMERICAS FUNDS TRUST

I.	Safeguarding Privacy

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

II.	Information We Collect And Sources Of Information

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

III.	Information We Share With Service Providers

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

IV.	Information We May Share With Affiliates

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

V.	Safeguarding Customer Information

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and, except as described below, every year that you are a customer of the Trust, or anytime we make a material change to our privacy policy.

We may combine a privacy notice with another document (for example, an account statement, annual report, prospectus, trade confirmation) or may deliver the notice electronically where appropriate consent has been obtained. We generally will not deliver an annual notice as long as (i) we disclose non-public personal information only as described above policy, and (ii) we have not changed our policies and practices with regard to disclosing non-public personal information from the policies and practices that were disclosed in the most recent disclosure sent to consumers pursuant to this policy.

Investment Adviser

JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

PAFT 03/24

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 6, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 6, 2024